UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2021
Columbia Short Term Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Short Term Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short Term Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.
Portfolio management
Catherine Stienstra
Co-Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Co-Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/02/93	-0.07	0.77	1.26	0.96
	Including sales charges		-1.11	-0.29	1.07	0.86
Advisor Class*		03/19/13	-0.03	1.02	1.54	1.22
Class C	Excluding sales charges	05/19/94	-0.56	-0.01	0.50	0.20
	Including sales charges		-1.55	-1.00	0.50	0.20
Institutional Class		10/07/93	0.06	1.02	1.52	1.21
Institutional 2 Class*		11/08/12	-0.02	0.96	1.55	1.27
Institutional 3 Class*		03/01/17	0.01	1.01	1.59	1.25
Bloomberg 1-3 Year Municipal Bond Index			-0.02	0.60	1.53	1.24
Returns for Class A shares are shown with and without the maximum initial sales charge of 1.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 1-3 Year Municipal Bond Index is an unmanaged index which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to three years. Effective August 24, 2021, the Bloomberg Barclays 1-3 Year Municipal Bond Index was re-branded as the Bloomberg 1-3 Year Municipal Bond Index
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2021)
AAA rating	3.8
AA rating	25.2
A rating	40.4
BBB rating	15.8
BB rating	1.9
B rating	0.3
Not rated	12.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at October 31, 2021)
New York	14.3
Illinois	11.9
Massachusetts	7.6
Pennsylvania	7.0
New Jersey	6.0
Texas	5.5
Florida	3.9
California	3.9
Michigan	2.9
Washington	2.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.30	1,021.64	3.29	3.33	0.66
Advisor Class	1,000.00	1,000.00	999.70	1,022.89	2.04	2.07	0.41
Class C	1,000.00	1,000.00	994.40	1,017.90	7.01	7.09	1.41
Institutional Class	1,000.00	1,000.00	1,000.60	1,022.89	2.04	2.07	0.41
Institutional 2 Class	1,000.00	1,000.00	999.80	1,023.09	1.84	1.87	0.37
Institutional 3 Class	1,000.00	1,000.00	1,000.10	1,023.34	1.60	1.61	0.32
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Minnesota 0.5%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.040%	3,900,000	3,900,000
New York 1.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.030%	3,600,000	3,600,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.030%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.030%	5,145,000	5,145,000
06/15/2050	0.030%	2,050,000	2,050,000
Total			11,795,000
Total Floating Rate Notes (Cost $15,695,000)			15,695,000

Municipal Bonds 85.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.8%
Black Belt Energy Gas District
Revenue Bonds
Series 2017-A (Mandatory Put 07/01/22)
08/01/2047	4.000%	2,500,000	2,550,500
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	5,297,338
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	0.670%	5,000,000	5,016,978
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,152,185
Total			14,017,001
Alaska 0.6%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2023	5.000%	1,870,000	1,992,201
04/01/2024	5.000%	1,800,000	1,983,814
Alaska Municipal Bond Bank Authority
Refunding Revenue Bonds
Series 2020-1
12/01/2022	5.000%	700,000	735,798
Total			4,711,813
Arizona 0.9%
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
02/01/2023	5.000%	1,250,000	1,321,506
05/01/2023	5.000%	1,000,000	1,068,353
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,612,629
Coconino County Pollution Control Corp.(d)
Refunding Revenue Bonds
Nevada Power Co.
Series 2020 (Mandatory Put 03/31/23)
09/01/2032	1.875%	1,500,000	1,527,484
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	0.620%	1,420,000	1,427,615
Total			6,957,587
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 3.6%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2022	4.000%	300,000	305,927
06/01/2023	4.000%	400,000	421,244
California Health Facilities Financing Authority(e)
Refunding Revenue Bonds
Lucile Salter Packard Children’s Hospital at Stanford
Series 2022
05/15/2026	5.000%	1,000,000	1,151,786
California Housing Finance
Revenue Bonds
Santa Ana Towers
Series 2020F (Mandatory Put 04/01/22)
04/01/2024	1.450%	2,000,000	2,003,250
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2024	4.000%	380,000	415,341
10/15/2025	4.000%	400,000	446,960
10/15/2026	4.000%	415,000	472,832
California Public Finance Authority(f)
Revenue Bonds
Enso Village Project - TEMPS 50
Series 2021
11/15/2027	2.125%	3,000,000	3,018,787
California State Public Works Board(e)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2025	5.000%	3,000,000	3,421,367
Center Unified School District(g)
Unlimited General Obligation Refunding Bonds
Series 2016 (BAM)
08/01/2031	0.000%	2,000,000	1,596,196
City of San Buenaventura
Prerefunded 12/01/21 Revenue Bonds
Community Memorial Health System
Series 2011
12/01/2041	7.500%	4,000,000	4,023,296
Corona-Norco Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2002D (AGM)
09/01/2027	0.000%	2,000,000	1,856,630
County of Sacramento Airport System(d)
Refunding Revenue Bonds
Series 2018C
07/01/2029	5.000%	1,585,000	1,946,692
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port of Oakland(d)
Refunding Revenue Bonds
Intermediate Lien
Junior Subordinated Series 2021
05/01/2026	5.000%	4,125,000	4,876,833
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Series 2019
01/01/2026	5.000%	1,500,000	1,755,806
Total			27,712,947
Colorado 1.4%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,342,176
Series 2020B-1
11/15/2021	5.000%	3,015,000	3,021,588
11/15/2022	5.000%	3,160,000	3,315,747
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,339,956
Total			11,019,467
Connecticut 1.1%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2017B
08/15/2026	5.000%	3,250,000	3,873,023
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2021	5.000%	500,000	501,097
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Housing Mortgage Finance Program
Series 2021
05/15/2023	0.350%	350,000	349,620
11/15/2023	0.400%	300,000	299,401
Subordinated Series 2018A-2
11/15/2021	2.250%	1,625,000	1,626,214
05/15/2022	2.375%	1,460,000	1,472,492
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2022	5.000%	400,000	409,659
Total			8,531,506

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 0.9%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,756,702
District of Columbia Housing Finance Agency
Revenue Bonds
Series 2018B-1 (FHA) (Mandatory Put 03/01/22)
09/01/2023	2.550%	5,175,000	5,212,544
Total			6,969,246
Florida 3.8%
City of Port St. Lucie
Special Assessment Refunding Revenue Bonds
Series 2016
07/01/2026	2.250%	1,750,000	1,853,369
County of Lee Airport(d)
Refunding Revenue Bonds
Series 2021A
10/01/2025	5.000%	1,280,000	1,486,779
10/01/2028	5.000%	3,400,000	4,211,275
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC)
10/01/2022	5.000%	3,100,000	3,213,453
Florida Development Finance Corp.(f)
Revenue Bonds
Mayflower Retirement Community Center - TEMPS 50
Series 2021
06/01/2026	1.750%	1,020,000	1,010,654
Greater Orlando Aviation Authority(d)
Refunding Revenue Bonds
Subordinated Series 2016A
10/01/2027	5.000%	1,000,000	1,218,656
Miami-Dade County Housing Finance Authority
Revenue Bonds
Series 2020 (Mandatory Put 04/01/22)
04/01/2023	1.400%	1,000,000	1,000,611
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	2,008,324
University of Central Florida Housing Facility
Refunding Revenue Bonds
Series 2021A
10/01/2027	5.000%	2,320,000	2,852,615
10/01/2028	5.000%	2,675,000	3,361,462
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Florida Department of Housing & Residence Education System
Revenue Bonds
Series 2021A
07/01/2028	5.000%	5,370,000	6,734,729
Village Community Development District No. 13
Special Assessment Bonds
Series 2021
05/01/2026	1.800%	500,000	499,355
Total			29,451,282
Georgia 1.8%
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	1,027,814
Georgia State Road & Tollway Authority(f),(g)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014 Escrowed to Maturity
06/01/2024	0.000%	735,000	686,873
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	3,360,000	3,693,250
Series 2019C
09/01/2024	5.000%	1,500,000	1,683,407
Series 2021C
12/01/2027	4.000%	1,225,000	1,421,983
Series 2021C (Mandatory Put 12/01/2028)
05/01/2052	4.000%	5,000,000	5,854,310
Total			14,367,637
Idaho 0.1%
Idaho Housing & Finance Association
Revenue Bonds
Sunset Landing Apartment Project
Series 2021
07/01/2024	0.700%	820,000	818,524
Illinois 11.4%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2021B
12/01/2022	5.000%	400,000	419,344
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2022	5.000%	2,000,000	2,015,402

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Junior 2nd Lien
Series 2014A
01/01/2027	5.000%	2,885,000	3,158,093
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General Senior Lien
Series 2012B Escrowed to Maturity
01/01/2022	5.000%	5,000,000	5,039,050
Series 2013A Escrowed to Maturity
01/01/2022	5.000%	5,675,000	5,719,322
Series 2015A
01/01/2028	5.000%	2,515,000	2,846,226
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2008
01/01/2024	5.000%	2,200,000	2,414,264
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2021	5.000%	2,115,000	2,115,806
Series 2016
11/01/2022	5.000%	3,220,000	3,369,873
Revenue Bonds
2nd Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,500,453
Cook & Will Counties Community College District No. 515
Unlimited General Obligation Refunding Bonds
Series 2021B (BAM)
12/01/2026	5.000%	820,000	986,580
12/01/2027	5.000%	1,175,000	1,447,248
12/01/2028	5.000%	1,235,000	1,555,472
Cook County Community College District No. 535 Oakton
Prerefunded 12/01/24 Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	200,000	221,754
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	1,550,000	1,839,059
Hoffman Estates Park District
Refunding Unlimited General Obligation Refunding Bonds
Series 2020A (BAM)
12/01/2030	5.000%	3,940,000	4,862,573
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Development Finance Authority(g)
Revenue Bonds
Regency Park
Series 1991 Escrowed to Maturity
07/15/2025	0.000%	1,510,000	1,471,071
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,377,135
Illinois Finance Authority
Refunding Revenue Bonds
American Water Capital Corp. Project
Series 2020 (Mandatory Put 09/01/23)
05/01/2040	0.700%	2,000,000	1,999,184
Carle Foundation
Series 2016A
02/15/2028	5.000%	1,505,000	1,762,489
Illinois Housing Development Authority
Revenue Bonds
Senior
Series 2016A
10/01/2031	3.125%	2,545,000	2,634,086
Series 2021C (FHA)
07/01/2026	0.800%	1,000,000	990,814
Kane Cook & DuPage Counties School District No. U-46 Elgin(g)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	2,000,000	1,985,790
Kendall Kane & Will Counties Community Unit School District No. 308(g)
Unlimited General Obligation Bonds
Capital Appreciation-School
Series 2018 (AGM)
02/01/2022	0.000%	1,950,000	1,948,088
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,125,469
Metropolitan Pier & Exposition Authority(e)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
06/15/2024	3.000%	2,250,000	2,340,180
06/15/2025	3.000%	2,000,000	2,115,159
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	5,180,000	6,085,058
State of Illinois
Unlimited General Obligation Bonds
Senior
Series 2014
05/01/2026	5.000%	2,000,000	2,204,655
05/01/2027	5.000%	1,500,000	1,652,706

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017D
11/01/2028	5.000%	1,600,000	1,907,503
Series 2020B
10/01/2026	5.000%	1,000,000	1,179,216
Series 2020C
05/01/2022	5.125%	500,000	512,028
05/01/2023	5.375%	250,000	268,296
Series 2020D
10/01/2022	5.000%	500,000	521,225
10/01/2024	5.000%	2,000,000	2,245,453
Series 2021A
03/01/2024	5.000%	1,250,000	1,376,036
03/01/2028	5.000%	2,500,000	3,011,822
Series 2021B
03/01/2023	5.000%	2,500,000	2,651,340
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2022	5.000%	1,500,000	1,517,683
Series 2018A
10/01/2023	5.000%	2,300,000	2,494,807
Total			88,887,812
Indiana 2.0%
Elkhart County Corrections Complex Building Corp.
Refunding Revenue Bonds
1st Mortgage
Series 2015
12/01/2025	4.000%	2,505,000	2,811,814
Greencastle Community School Building Corp.
Revenue Bonds
Series 2021
07/15/2030	4.000%	1,540,000	1,806,522
Indiana Finance Authority
Refunding Revenue Bonds
Indianapolis Power & Light Co. Project
Series 2021
08/01/2025	0.650%	1,500,000	1,480,921
Indiana Health & Educational Facilities Financing Authority
Prerefunded 11/02/2021 Revenue Bonds
Ascension Health Alliance
Series 2006B-3
11/15/2031	1.750%	70,000	70,000
Unrefunded Revenue Bonds
Ascension Health Alliance
Series 2006B-3 (Mandatory Put 11/02/21)
11/15/2031	1.750%	4,610,000	4,610,000
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2020B-2 (GNMA)
01/01/2022	5.000%	1,555,000	1,566,584
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indianapolis Local Public Improvement Bond Bank(d)
Refunding Revenue Bonds
Series 2021
01/01/2026	5.000%	2,750,000	3,010,314
Total			15,356,155
Iowa 0.9%
Iowa Finance Authority
Prerefunded 07/01/23 Revenue Bonds
Genesis Health System
Series 2013
07/01/2025	5.000%	2,500,000	2,695,292
Iowa Student Loan Liquidity Corp.(d)
Refunding Revenue Bonds
Series 2019B
12/01/2022	5.000%	400,000	419,874
12/01/2023	5.000%	1,880,000	2,052,301
Revenue Bonds
Series 2015A
12/01/2022	5.000%	2,000,000	2,096,469
Total			7,263,936
Kansas 0.3%
City of Eudora
Unlimited General Obligation Bonds
Temporary Notes
Series 2021A
09/01/2023	3.000%	2,485,000	2,606,807
Kentucky 2.1%
County of Owen
Refunding Revenue Bonds
Kentucky-American Water Co. Project
Series 2020 (Mandatory Put 09/01/23)
06/01/2040	0.700%	1,250,000	1,248,810
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	2,146,065
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2022	5.000%	1,000,000	1,023,297
Kentucky Public Energy Authority
Revenue Bonds
Series 2018A (Mandatory Put 04/01/24)
04/01/2048	4.000%	1,500,000	1,613,207
Series 2019A-1 (Mandatory Put 06/01/25)
12/01/2049	4.000%	5,000,000	5,538,548

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #112
Series 2016B
11/01/2021	5.000%	3,000,000	3,001,172
Louisville Regional Airport Authority(d)
Refunding Revenue Bonds
Series 2014-A
07/01/2022	5.000%	1,625,000	1,674,302
Total			16,245,401
Louisiana 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Entergy Louisiana LLC Project
Series 2021
06/01/2030	2.000%	1,250,000	1,256,966
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	1,019,530
Total			2,276,496
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
MaineHealth
Series 2020A
07/01/2026	5.000%	400,000	476,309
07/01/2027	5.000%	600,000	732,817
Total			1,209,126
Maryland 1.0%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	620,000	657,913
Revenue Bonds
Series 2021B
03/01/2027	0.900%	860,000	846,710
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2020 (Mandatory Put 07/01/25)
07/01/2045	5.000%	1,500,000	1,703,106
State of Maryland(e)
Unlimited General Obligation Refunding Bonds
Series 2022C
03/01/2026	5.000%	3,000,000	3,497,976
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland Department of Transportation(e)
Refunding Revenue Bonds
Series 2022B
12/01/2027	5.000%	1,205,000	1,417,178
Total			8,122,883
Massachusetts 2.6%
Boston Housing Authority
Refunding Revenue Bonds
Series 2020A
04/01/2022	0.550%	485,000	485,330
10/01/2022	0.600%	535,000	535,892
04/01/2023	0.650%	590,000	591,895
10/01/2023	0.700%	470,000	471,622
City of Lynn
Limited General Obligation Notes
BAN Series 2021
09/01/2022	1.250%	5,000,000	5,040,420
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Berkshire Health System
Series 2021
10/01/2027	5.000%	500,000	616,081
Massachusetts Educational Financing Authority(d)
Revenue Bonds
Education Loan
Series 2021
07/01/2025	5.000%	750,000	863,252
07/01/2026	5.000%	1,120,000	1,323,518
Series 2015A
01/01/2022	5.000%	3,500,000	3,527,364
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	537,404
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	270,000	270,108
Series 2021A-2 (HUD)
06/01/2024	0.400%	500,000	497,948
Massachusetts Port Authority(d)
Prerefunded 07/01/22 Revenue Bonds
Series 2012A
07/01/2042	5.000%	4,000,000	4,125,450
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	1,048,036
Total			19,934,320

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan 2.8%
Michigan Finance Authority
Refunding Revenue Bonds
McLaren Health Care
Series 2021D-1
10/15/2026	0.900%	1,615,000	1,618,040
10/15/2027	1.100%	1,650,000	1,657,656
Revenue Notes
State Aid
Series 2021A-2 (PNC Bank NA)
08/22/2022	3.000%	5,000,000	5,113,915
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014-25A
11/01/2023	3.500%	3,165,000	3,250,627
Michigan State Housing Development Authority
Revenue Bonds
Series 2021A
04/01/2025	0.550%	1,000,000	997,366
Michigan Strategic Fund(d)
Revenue Bonds
Consumers Energy Co. Project
Series 2021 (Mandatory Put 10/08/2026)
04/01/2035	0.875%	1,335,000	1,322,504
Green Bonds
Series 2021 (Mandatory Put 10/01/2026)
10/01/2061	4.000%	2,000,000	2,220,921
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B
12/01/2021	5.000%	1,000,000	1,004,016
12/01/2022	5.000%	1,100,000	1,155,884
Series 2015F
12/01/2027	5.000%	2,810,000	3,275,012
Total			21,615,941
Minnesota 0.8%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2022	4.000%	500,000	508,780
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2022	3.000%	100,000	100,975
08/01/2023	3.000%	200,000	204,280
08/01/2024	3.000%	100,000	103,119
08/01/2025	3.000%	200,000	207,623
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
08/01/2026	3.000%	250,000	260,456
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2022	5.000%	965,000	975,203
Hastings Independent School District No. 200(g)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	796,919
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2021C (GNMA)
07/01/2023	0.450%	250,000	249,751
01/01/2024	0.600%	400,000	399,565
Revenue Bonds
Series 2020A
07/01/2022	1.300%	180,000	180,848
07/01/2023	1.350%	220,000	222,177
Series 2020A (GNMA)
07/01/2024	1.450%	140,000	142,065
Series 2020D (GNMA)
07/01/2026	1.650%	415,000	415,888
Series 2020H
01/01/2023	0.550%	200,000	200,223
07/01/2023	0.600%	225,000	225,297
01/01/2024	0.650%	190,000	190,201
07/01/2024	0.700%	200,000	200,008
01/01/2025	0.800%	360,000	359,354
07/01/2025	0.850%	385,000	383,497
Total			6,326,229
Mississippi 0.1%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	1,030,078
Missouri 1.0%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2033	5.000%	5,000,000	5,729,751
Joplin Industrial Development Authority
Refunding Revenue Bonds
Freeman Health System
Series 2015
02/15/2035	5.000%	1,820,000	1,958,206
Total			7,687,957

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nebraska 0.7%
Central Plains Energy Project
Refunding Revenue Bonds
Project #3
Series 2017A
09/01/2026	5.000%	680,000	806,378
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Social Bonds
Series 2021C (FNMA)
03/01/2024	5.000%	1,520,000	1,679,156
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	1,975,718
Nebraska Public Power District
Refunding Revenue Bonds
Series 2021A
01/01/2023	5.000%	1,135,000	1,197,839
Total			5,659,091
Nevada 1.1%
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2026	5.000%	500,000	596,390
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Junior Subordinated Series 2021B
07/01/2025	5.000%	2,590,000	2,987,189
Las Vegas McCarran International Airport
Series 2017
07/01/2022	5.000%	2,240,000	2,309,182
Subordinated Series 2017A-1
07/01/2022	5.000%	3,000,000	3,092,655
Total			8,985,416
New Hampshire 0.4%
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/24)
Muni Swap Index Yield + 0.375% 10/01/2033	0.425%	2,000,000	1,999,382
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	1,033,708
Total			3,033,090
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 5.7%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2022	5.000%	500,000	507,416
City of Newark
Unlimited General Obligation Refunding Bonds
School Bond Reserve Fund
Series 2020B
10/01/2022	5.000%	400,000	416,101
Garden State Preservation Trust(g)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	5,000,000	4,969,162
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/23)
11/01/2034	1.200%	3,000,000	3,024,759
New Jersey-American Water Company, Inc. Project
Series 2020
12/01/2025	0.850%	2,750,000	2,744,090
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,673,111
Series 2015XX
06/15/2026	4.250%	2,355,000	2,638,373
Series 2017B
11/01/2022	5.000%	2,285,000	2,391,354
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2022	5.000%	200,000	205,792
06/15/2023	5.000%	220,000	236,180
06/15/2024	5.000%	300,000	334,841
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,402,425
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2019A
12/01/2029	2.375%	445,000	461,094

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2020A
12/01/2022	5.000%	1,000,000	1,049,127
Revenue Bonds
Senior Series 2016-1A
12/01/2025	5.000%	1,000,000	1,167,237
12/01/2026	5.000%	1,000,000	1,160,246
Series 2015-1A
12/01/2027	4.000%	2,400,000	2,521,788
Series 2017-1A
12/01/2023	5.000%	2,100,000	2,294,759
Series 2020B
12/01/2022	5.000%	1,150,000	1,206,496
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,330,000	3,324,539
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,087,253
New Jersey Transportation Trust Fund Authority(e)
Refunding Revenue Bonds
Series 2022AA
06/15/2027	5.000%	3,185,000	3,769,573
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2023	4.000%	1,000,000	1,055,615
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,025,625
Total			44,666,956
New Mexico 0.4%
City of Farmington(d)
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/22)
06/01/2040	1.200%	1,500,000	1,505,932
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	2,019,033
Total			3,524,965
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 9.9%
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	5,000,000	5,026,284
City of New York
Unlimited General Obligation Refunding Bonds
Series 2020B-1
11/01/2029	5.000%	1,920,000	2,476,252
County of Montgomery
Limited General Obligation Notes
BAN Series 2021
08/04/2022	1.000%	5,050,000	5,079,903
Fulton City School District
Unlimited General Obligation Notes
BAN Series 2020
11/05/2021	1.500%	6,000,000	6,001,332
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G (Mandatory Put 12/31/21)
11/01/2057	2.000%	340,000	341,009
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021
07/01/2025	3.000%	1,725,000	1,768,388
Series 2021B
07/01/2027	4.000%	1,000,000	1,044,801
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	2,000,000	2,050,138
BAN Series 2020A-S2
02/01/2022	4.000%	2,000,000	2,018,216
Series 2020A-1
02/01/2023	5.000%	5,000,000	5,286,620
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020 (FHA) (Mandatory Put 05/01/25)
11/01/2060	0.700%	4,680,000	4,684,762
Sustainable Development
Series 2021 (FHA) (Mandatory Put 07/01/25)
05/01/2061	0.600%	4,000,000	3,972,797
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2031	1.900%	950,000	939,478

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2026	2.250%	2,500,000	2,565,959
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2023	5.000%	2,250,000	2,443,965
12/01/2025	5.000%	1,400,000	1,612,811
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2024	5.000%	2,025,000	2,281,687
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Series 2021-226
10/15/2026	5.000%	2,670,000	3,193,217
10/15/2027	5.000%	1,625,000	1,984,011
10/15/2028	5.000%	1,750,000	2,179,717
Revenue Bonds
Series 2013-178
12/01/2025	5.000%	1,975,000	2,159,895
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2017-206
04/01/2022	1.950%	1,300,000	1,307,481
Social Bonds
Series 2021-232
10/01/2023	5.000%	460,000	499,668
04/01/2024	5.000%	355,000	392,787
10/01/2024	5.000%	370,000	416,470
Series 2021-235
04/01/2026	1.050%	1,275,000	1,270,154
10/01/2026	1.150%	1,335,000	1,331,466
04/01/2027	1.300%	2,705,000	2,684,863
Village of Fishkill
Limited General Obligation Notes
BAN Series 2021
10/21/2022	0.750%	6,000,000	6,005,480
Windsor Central School District(e)
Unlimited General Obligation Notes
BAN Series 2021
11/01/2022	1.500%	3,950,000	3,994,590
Total			77,014,201
North Carolina 0.9%
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2028	1.050%	1,580,000	1,554,341
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,695,536
Series 2018
01/01/2025	5.000%	1,110,000	1,254,696
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	1,500,000	1,643,243
North Carolina Turnpike Authority(g)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	718,058
Total			6,865,874
Ohio 1.7%
City of Akron(e)
Refunding Revenue Bonds
Series 2022
12/01/2026	4.000%	1,115,000	1,263,498
12/01/2027	4.000%	1,180,000	1,354,678
City of Cleveland Airport System(d)
Refunding Revenue Bonds
Series 2019B
01/01/2024	5.000%	1,200,000	1,315,503
Hillsdale Local School District
Certificate of Participation
Ohio School Facilities Project
Series 2020 (BAM)
12/01/2021	4.000%	500,000	501,558
12/01/2022	4.000%	600,000	623,548
12/01/2023	4.000%	670,000	719,014
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	6,197,430
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2021
01/01/2028	5.000%	775,000	962,724
Total			12,937,953
Oklahoma 0.5%
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,000,000	4,027,230

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.8%
County of Gilliam(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 05/02/22)
08/01/2025	2.400%	1,000,000	1,001,390
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2025	5.000%	465,000	540,928
08/15/2026	5.000%	300,000	359,067
Oregon State Business Development Commission(d)
Revenue Bonds
Intel Corp. Project
Series 250 (Mandatory Put 03/01/22)
03/01/2049	5.000%	2,500,000	2,537,419
Yamhill County Hospital Authority
Revenue Bonds
Friendsview - TEMPS 50
Series 2021B-3
11/15/2026	1.750%	1,500,000	1,500,634
Total			5,939,438
Pennsylvania 6.6%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Private Activity
Series 2021
07/01/2026	5.000%	3,750,000	4,440,828
07/01/2027	5.000%	4,000,000	4,841,240
Series 2017B
07/01/2022	5.000%	500,000	515,204
Series 2020C
07/01/2025	5.000%	2,450,000	2,824,758
McKeesport Area School District
Limited General Obligation Refunding Bonds
Series 2021A (AGM)
10/01/2029	4.000%	1,530,000	1,833,177
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2022	3.000%	725,000	727,789
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco
Series 2015
12/31/2029	5.000%	5,000,000	5,871,778
12/31/2030	5.000%	2,460,000	2,881,671
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PA Bridges Finco LP
Series 2015
12/31/2021	5.000%	1,170,000	1,178,755
06/30/2022	5.000%	5,000,000	5,149,709
Pennsylvania Bridges Finco LP - P3 Project
Series 2015
12/31/2024	5.000%	1,800,000	2,051,029
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Social Bonds
Series 2021-134B
04/01/2022	5.000%	1,235,000	1,258,959
04/01/2023	5.000%	1,000,000	1,063,877
04/01/2025	5.000%	435,000	495,959
10/01/2025	5.000%	300,000	347,081
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Social Bonds
Series 2021-136
04/01/2026	5.000%	250,000	295,464
04/01/2027	5.000%	750,000	907,559
10/01/2027	5.000%	175,000	213,489
04/01/2028	5.000%	1,170,000	1,437,684
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,574,769
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,422,965
10/01/2026	1.500%	1,500,000	1,526,048
Pennsylvania Turnpike Commission(c)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	0.650%	5,000,000	5,034,970
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017B-2
06/01/2031	5.000%	1,000,000	1,200,990
Revenue Bonds
Subordinated Series 2021B
12/01/2027	5.000%	700,000	862,654
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	582,174
09/01/2023	5.000%	450,000	488,385
Total			51,028,965

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 0.7%
Puerto Rico Housing Finance Authority(h)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2022	5.000%	2,500,000	2,618,915
12/01/2023	5.000%	2,500,000	2,722,037
Total			5,340,952
Rhode Island 1.3%
Rhode Island Health and Educational Building Corp.
Revenue Bonds
Public Schools Financing Program Social Bonds
Series 2021
05/15/2030	4.000%	1,725,000	2,093,385
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,295,655
10/01/2026	2.650%	1,575,000	1,651,217
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2022	5.000%	1,300,000	1,363,865
12/01/2023	5.000%	750,000	817,919
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	708,863
12/01/2024	5.000%	875,000	987,628
12/01/2035	2.875%	925,000	932,678
Total			9,851,210
South Carolina 0.6%
Patriots Energy Group Financing Agency
Revenue Bonds
Series 2018A (Mandatory Put 02/01/24)
10/01/2048	4.000%	2,550,000	2,738,514
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	1,065,000	1,083,941
07/01/2024	1.550%	560,000	572,265
Total			4,394,720
Tennessee 0.3%
Memphis-Shelby County Airport Authority(d)
Refunding Revenue Bonds
Series 2020B
07/01/2024	5.000%	2,235,000	2,496,478
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas 4.6%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2024	5.000%	550,000	610,745
12/15/2026	5.000%	625,000	720,179
Central Texas Regional Mobility Authority
Revenue Bonds
Subordinated BAN Series 2020F
01/01/2025	5.000%	1,500,000	1,668,336
Subordinated Series 2021C
01/01/2027	5.000%	2,000,000	2,326,915
City of Houston
Limited General Obligation Refunding Bonds
Series 2017A
03/01/2030	5.000%	1,820,000	2,191,344
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2027	5.000%	1,890,000	2,290,951
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2024	5.000%	1,000,000	1,116,992
DeSoto Independent School District(g)
Unlimited General Obligation Refunding Bonds
Series 2020
08/15/2026	0.000%	2,510,000	2,406,859
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
National Western Life Group
Series 2019A (Mandatory Put 12/01/26)
07/01/2049	5.000%	3,140,000	3,764,957
Harris County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	0.620%	2,000,000	2,008,032
La Joya Independent School District
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2028	5.000%	2,270,000	2,796,047
Lewisville Independent School District(g)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	3,168,941

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Love Field Airport Modernization Corp.(d)
Refunding Revenue Bonds
Series 2021
11/01/2027	5.000%	3,700,000	4,504,976
North Texas Tollway Authority(g)
Refunding Revenue Bonds
Capital Appreciation
Series 2008 (AGM)
01/01/2028	0.000%	2,185,000	2,001,868
Port Beaumont Navigation District(d),(f)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2026	1.875%	700,000	697,625
State of Texas
Unlimited General Obligation Bonds
College Student Loans
Series 2020A
08/01/2026	4.500%	1,000,000	1,170,313
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2022	5.000%	1,750,000	1,838,592
12/15/2028	5.000%	500,000	617,543
Total			35,901,215
Utah 0.8%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B (Mandatory Put 08/01/22)
05/15/2056	5.000%	3,750,000	3,835,979
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2032	5.000%	2,105,000	2,515,582
Total			6,351,561
Virginia 1.2%
Amelia County Industrial Development Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2021
04/01/2027	1.450%	1,750,000	1,758,188
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2023	5.000%	740,000	797,032
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Halifax County Industrial Development Authority
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 04/01/22)
12/01/2041	0.450%	4,000,000	4,002,388
Virginia Port Authority Commonwealth Port Fund(d)
Refunding Revenue Bonds
Series 2020B
07/01/2029	5.000%	850,000	1,072,256
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2022	5.000%	400,000	403,094
01/01/2023	5.000%	425,000	447,914
01/01/2024	5.000%	500,000	548,924
Total			9,029,796
Washington 2.5%
Chelan County Public Utility District No. 1(d)
Refunding Revenue Bonds
Series 2020C
07/01/2023	5.000%	990,000	1,064,061
07/01/2024	5.000%	2,155,000	2,401,039
07/01/2025	5.000%	1,170,000	1,342,100
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2021
08/01/2025	5.000%	2,035,000	2,353,787
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2022	5.000%	2,000,000	2,039,224
04/01/2023	5.000%	2,000,000	2,132,169
Series 2018B
05/01/2023	5.000%	2,000,000	2,139,756
Seattle Housing Authority
Revenue Bonds
Hinoki Apartments Project
Series 2020A
06/01/2023	3.000%	3,000,000	3,114,336
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015
12/01/2022	2.600%	1,030,000	1,050,045

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,501,000
Total			19,137,517
West Virginia 1.5%
West Virginia Hospital Finance Authority
Prerefunded 06/01/23 Revenue Bonds
United Health System Obligation Group
Series 2013
06/01/2044	5.500%	10,500,000	11,363,044
Wisconsin 1.9%
City of Milwaukee
Unlimited General Obligation Refunding Bonds
Corporate Purpose Bonds
Series 2018
04/01/2029	5.000%	1,745,000	2,106,745
Public Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2016
05/01/2027	2.875%	5,350,000	5,770,451
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	3,922,746
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2017B (FHA)
09/01/2022	2.150%	870,000	880,171
Revenue Bonds
Series 2018A
03/01/2022	2.500%	1,265,000	1,272,071
09/01/2022	2.600%	710,000	719,990
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Social Bonds
Series 2021
03/01/2024	0.450%	500,000	498,999
Total			15,171,173
Wyoming 0.1%
Wyoming Community Development Authority(d)
Refunding Revenue Bonds
Series 2020-3
06/01/2023	5.000%	955,000	1,018,584
Total Municipal Bonds (Cost $662,984,637)			666,859,580

Municipal Short Term 8.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.2%
California Municipal Finance Authority(f)
Revenue Notes
State Deferral Financing Program
RAN Series 2021
12/15/2021	1.120%	1,700,000	1,700,045
Illinois 0.1%
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2021
12/01/2021	0.600%	400,000	401,556
Massachusetts 4.8%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2021
07/29/2022	0.290%	6,300,000	6,345,029
Pioneer Valley Transit Authority
Revenue Notes
RAN Series 2021
07/15/2022	0.280%	5,000,000	5,043,385
Southeastern Massachusetts Regional 911 District
Limited General Obligation Notes
Series 2021
10/13/2022	0.300%	5,740,093	5,791,892
Southeastern Regional Transit Authority
Revenue Notes
Series 2021
08/19/2022	0.270%	6,000,000	6,035,069
Town of Orange
Limited General Obligation Notes
Series 2021
08/25/2022	0.300%	8,895,000	8,945,887
Worcester Regional Transit Authority
Revenue Notes
RAN Series 2021
06/24/2022	0.320%	5,000,000	5,030,100
Total			37,191,362
Nevada 0.3%
State of Nevada Department of Business & Industry(f)
Revenue Bonds
Brightline West Passenger Rail Project
Series 2020 (Mandatory Put 02/01/22)
01/01/2050	0.250%	2,500,000	2,499,956
New York 2.3%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2021
06/17/2022	0.240%	7,000,000	7,055,819

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Orange & Ulster Counties Board of Cooperative Educational Services Sole Supervisory District
Revenue Notes
Series 2021
07/22/2022	0.340%	5,000,000	5,023,943
Poughkeepsie School District
Unlimited General Obligation Notes
Series 2021
06/28/2022	0.270%	6,000,000	6,028,864
Total			18,108,626
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority(b),(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2013 (Mandatory Put 11/01/21)
08/01/2045	0.200%	1,300,000	1,300,000
Texas 0.7%
Mission Economic Development Corp.(d)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 11/01/21)
01/01/2026	0.200%	5,600,000	5,600,000
Total Municipal Short Term (Cost $66,814,338)			66,801,545
Money Market Funds 5.5%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	88,014	88,005
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	42,634,865	42,634,865
Total Money Market Funds (Cost $42,722,871)		42,722,870
Total Investments in Securities (Cost $788,216,846)		792,078,995
Other Assets & Liabilities, Net		(14,172,289)
Net Assets		$777,906,706

At October 31, 2021, securities and/or cash totaling $98,575 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(130)	12/2021	USD	(28,502,500)	122,644	—
U.S. Treasury 5-Year Note	(75)	12/2021	USD	(9,131,250)	141,654	—
Total					264,298	—
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2021.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2021.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $9,613,940, which represents 1.24% of total net assets.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2021, the total value of these securities amounted to $5,340,952, which represents 0.69% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	15,695,000	—	15,695,000
Municipal Bonds	—	666,859,580	—	666,859,580
Municipal Short Term	—	66,801,545	—	66,801,545
Money Market Funds	42,722,870	—	—	42,722,870
Total Investments in Securities	42,722,870	749,356,125	—	792,078,995
Investments in Derivatives
Asset
Futures Contracts	264,298	—	—	264,298
Total	42,987,168	749,356,125	—	792,343,293
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $788,216,846)	$792,078,995
Cash	157,917
Margin deposits on:
Futures contracts	98,575
Receivable for:
Investments sold	8,307,714
Capital shares sold	444,183
Interest	7,086,095
Expense reimbursement due from Investment Manager	2,971
Prepaid expenses	12,529
Total assets	808,188,979
Liabilities
Payable for:
Investments purchased	4,952,908
Investments purchased on a delayed delivery basis	24,314,011
Capital shares purchased	218,811
Distributions to shareholders	527,471
Variation margin for futures contracts	2,773
Management services fees	9,172
Distribution and/or service fees	566
Transfer agent fees	20,948
Compensation of board members	200,167
Compensation of chief compliance officer	68
Other expenses	35,378
Total liabilities	30,282,273
Net assets applicable to outstanding capital stock	$777,906,706
Represented by
Paid in capital	776,915,778
Total distributable earnings (loss)	990,928
Total - representing net assets applicable to outstanding capital stock	$777,906,706
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	23

Statement of Assets and Liabilities  (continued)
October 31, 2021 (Unaudited)
Class A
Net assets	$76,729,254
Shares outstanding	7,364,548
Net asset value per share	$10.42
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.53
Advisor Class
Net assets	$10,276,051
Shares outstanding	985,325
Net asset value per share	$10.43
Class C
Net assets	$1,478,638
Shares outstanding	142,133
Net asset value per share	$10.40
Institutional Class
Net assets	$109,645,002
Shares outstanding	10,524,621
Net asset value per share	$10.42
Institutional 2 Class
Net assets	$133,179,043
Shares outstanding	12,791,300
Net asset value per share	$10.41
Institutional 3 Class
Net assets	$446,598,718
Shares outstanding	42,884,195
Net asset value per share	$10.41
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,395
Interest	4,754,024
Total income	4,755,419
Expenses:
Management services fees	1,592,735
Distribution and/or service fees
Class A	91,599
Class C	7,773
Transfer agent fees
Class A	31,779
Advisor Class	3,083
Class C	674
Institutional Class	43,198
Institutional 2 Class	30,539
Institutional 3 Class	12,576
Compensation of board members	21,787
Custodian fees	7,833
Printing and postage fees	8,799
Registration fees	55,410
Audit fees	19,750
Legal fees	9,963
Compensation of chief compliance officer	68
Other	10,245
Total expenses	1,947,811
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(536,740)
Fees waived by transfer agent
Institutional 2 Class	(3,088)
Institutional 3 Class	(12,576)
Expense reduction	(20)
Total net expenses	1,395,387
Net investment income	3,360,032
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,289,564
Futures contracts	(113,357)
Net realized gain	2,176,207
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(6,049,523)
Futures contracts	284,092
Net change in unrealized appreciation (depreciation)	(5,765,431)
Net realized and unrealized loss	(3,589,224)
Net decrease in net assets resulting from operations	$(229,192)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	25

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$3,360,032	$9,548,681
Net realized gain	2,176,207	1,522,327
Net change in unrealized appreciation (depreciation)	(5,765,431)	13,208,854
Net increase (decrease) in net assets resulting from operations	(229,192)	24,279,862
Distributions to shareholders
Net investment income and net realized gains
Class A	(231,206)	(678,849)
Advisor Class	(29,863)	(20,767)
Class C	(225)	(7,089)
Institutional Class	(440,298)	(1,228,303)
Institutional 2 Class	(499,967)	(1,047,089)
Institutional 3 Class	(2,201,262)	(6,511,584)
Total distributions to shareholders	(3,402,821)	(9,493,681)
Increase (decrease) in net assets from capital stock activity	75,900,190	(45,626,148)
Total increase (decrease) in net assets	72,268,177	(30,839,967)
Net assets at beginning of period	705,638,529	736,478,496
Net assets at end of period	$777,906,706	$705,638,529
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,884,568	19,730,021	2,612,673	27,249,549
Distributions reinvested	19,168	200,563	55,153	575,463
Redemptions	(1,450,782)	(15,190,209)	(1,799,873)	(18,778,018)
Net increase	452,954	4,740,375	867,953	9,046,994
Advisor Class
Subscriptions	966,638	10,143,057	119,565	1,246,949
Distributions reinvested	1,841	19,270	1,089	11,383
Redemptions	(164,419)	(1,720,524)	(104,979)	(1,089,868)
Net increase	804,060	8,441,803	15,675	168,464
Class C
Subscriptions	5,794	60,590	36,887	385,098
Distributions reinvested	21	221	610	6,352
Redemptions	(33,424)	(349,554)	(205,718)	(2,144,595)
Net decrease	(27,609)	(288,743)	(168,221)	(1,753,145)
Institutional Class
Subscriptions	2,807,635	29,388,089	6,410,387	66,896,172
Distributions reinvested	36,631	383,240	100,600	1,049,830
Redemptions	(1,373,712)	(14,377,475)	(5,926,639)	(61,906,942)
Net increase	1,470,554	15,393,854	584,348	6,039,060
Institutional 2 Class
Subscriptions	5,288,954	55,412,948	2,177,094	22,699,582
Distributions reinvested	40,054	418,641	82,771	863,378
Redemptions	(771,277)	(8,074,773)	(988,288)	(10,315,639)
Net increase	4,557,731	47,756,816	1,271,577	13,247,321
Institutional 3 Class
Subscriptions	3,385,361	35,436,253	2,192,795	22,911,309
Distributions reinvested	2,423	25,318	5,633	58,755
Redemptions	(3,405,460)	(35,605,486)	(9,146,804)	(95,344,906)
Net decrease	(17,676)	(143,915)	(6,948,376)	(72,374,842)
Total net increase (decrease)	7,240,014	75,900,190	(4,377,044)	(45,626,148)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.46	0.03	(0.04)	(0.01)	(0.03)	(0.03)
Year Ended 4/30/2021	$10.26	0.11	0.20	0.31	(0.11)	(0.11)
Year Ended 4/30/2020	$10.35	0.15	(0.08)	0.07	(0.16)	(0.16)
Year Ended 4/30/2019	$10.26	0.15	0.09	0.24	(0.15)	(0.15)
Year Ended 4/30/2018	$10.36	0.11	(0.09)	0.02	(0.12)	(0.12)
Year Ended 4/30/2017	$10.43	0.09	(0.06)	0.03	(0.10)	(0.10)
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.48	0.04	(0.04)	0.00(f)	(0.05)	(0.05)
Year Ended 4/30/2021	$10.27	0.13	0.21	0.34	(0.13)	(0.13)
Year Ended 4/30/2020	$10.36	0.18	(0.09)	0.09	(0.18)	(0.18)
Year Ended 4/30/2019	$10.27	0.18	0.09	0.27	(0.18)	(0.18)
Year Ended 4/30/2018	$10.36	0.14	(0.09)	0.05	(0.14)	(0.14)
Year Ended 4/30/2017	$10.43	0.12	(0.07)	0.05	(0.12)	(0.12)
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.46	(0.01)	(0.05)	(0.06)	(0.00)(f)	(0.00)(f)
Year Ended 4/30/2021	$10.25	0.03	0.21	0.24	(0.03)	(0.03)
Year Ended 4/30/2020	$10.34	0.08	(0.09)	(0.01)	(0.08)	(0.08)
Year Ended 4/30/2019	$10.25	0.07	0.10	0.17	(0.08)	(0.08)
Year Ended 4/30/2018	$10.35	0.03	(0.09)	(0.06)	(0.04)	(0.04)
Year Ended 4/30/2017	$10.42	0.01	(0.06)	(0.05)	(0.02)	(0.02)
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.46	0.05	(0.04)	0.01	(0.05)	(0.05)
Year Ended 4/30/2021	$10.26	0.13	0.20	0.33	(0.13)	(0.13)
Year Ended 4/30/2020	$10.35	0.18	(0.09)	0.09	(0.18)	(0.18)
Year Ended 4/30/2019	$10.26	0.18	0.09	0.27	(0.18)	(0.18)
Year Ended 4/30/2018	$10.36	0.13	(0.09)	0.04	(0.14)	(0.14)
Year Ended 4/30/2017	$10.43	0.12	(0.07)	0.05	(0.12)	(0.12)
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.46	0.05	(0.05)	0.00(f)	(0.05)	(0.05)
Year Ended 4/30/2021	$10.25	0.14	0.21	0.35	(0.14)	(0.14)
Year Ended 4/30/2020	$10.35	0.18	(0.09)	0.09	(0.19)	(0.19)
Year Ended 4/30/2019	$10.26	0.18	0.09	0.27	(0.18)	(0.18)
Year Ended 4/30/2018	$10.35	0.15	(0.09)	0.06	(0.15)	(0.15)
Year Ended 4/30/2017	$10.42	0.13	(0.07)	0.06	(0.13)	(0.13)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.42	(0.07%)	0.80%(c)	0.66%(c),(d)	0.62%(c)	27%	$76,729
Year Ended 4/30/2021	$10.46	2.99%	0.81%	0.66%(d)	1.02%	46%	$72,327
Year Ended 4/30/2020	$10.26	0.63%	0.80%(e)	0.66%(d),(e)	1.48%	58%	$61,987
Year Ended 4/30/2019	$10.35	2.39%	0.81%	0.66%(d)	1.44%	55%	$68,355
Year Ended 4/30/2018	$10.26	0.16%	0.81%	0.67%(d)	1.08%	36%	$83,580
Year Ended 4/30/2017	$10.36	0.26%	0.86%	0.71%(d)	0.86%	46%	$106,751
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.43	(0.03%)	0.55%(c)	0.41%(c),(d)	0.83%(c)	27%	$10,276
Year Ended 4/30/2021	$10.48	3.34%	0.56%	0.41%(d)	1.26%	46%	$1,899
Year Ended 4/30/2020	$10.27	0.89%	0.55%(e)	0.41%(d),(e)	1.72%	58%	$1,701
Year Ended 4/30/2019	$10.36	2.64%	0.56%	0.41%(d)	1.74%	55%	$2,027
Year Ended 4/30/2018	$10.27	0.51%	0.56%	0.42%(d)	1.33%	36%	$607
Year Ended 4/30/2017	$10.36	0.51%	0.62%	0.45%(d)	1.15%	46%	$1,041
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.40	(0.56%)	1.55%(c)	1.41%(c),(d)	(0.12%)(c)	27%	$1,479
Year Ended 4/30/2021	$10.46	2.32%	1.56%	1.41%(d)	0.30%	46%	$1,775
Year Ended 4/30/2020	$10.25	(0.12%)	1.55%(e)	1.41%(d),(e)	0.74%	58%	$3,464
Year Ended 4/30/2019	$10.34	1.62%	1.55%	1.41%(d)	0.69%	55%	$6,322
Year Ended 4/30/2018	$10.25	(0.59%)	1.56%	1.42%(d)	0.33%	36%	$10,327
Year Ended 4/30/2017	$10.35	(0.48%)	1.61%	1.46%(d)	0.11%	46%	$14,630
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.42	0.06%	0.55%(c)	0.41%(c),(d)	0.87%(c)	27%	$109,645
Year Ended 4/30/2021	$10.46	3.25%	0.56%	0.41%(d)	1.27%	46%	$94,743
Year Ended 4/30/2020	$10.26	0.89%	0.55%(e)	0.41%(d),(e)	1.72%	58%	$86,870
Year Ended 4/30/2019	$10.35	2.64%	0.56%	0.41%(d)	1.70%	55%	$104,300
Year Ended 4/30/2018	$10.26	0.40%	0.58%	0.44%(d)	1.21%	36%	$112,699
Year Ended 4/30/2017	$10.36	0.51%	0.61%	0.46%(d)	1.11%	46%	$1,366,779
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.41	(0.02%)	0.52%(c)	0.37%(c)	0.90%(c)	27%	$133,179
Year Ended 4/30/2021	$10.46	3.39%	0.53%	0.37%	1.31%	46%	$86,120
Year Ended 4/30/2020	$10.25	0.83%	0.51%(e)	0.37%(e)	1.77%	58%	$71,372
Year Ended 4/30/2019	$10.35	2.69%	0.51%	0.36%	1.76%	55%	$27,329
Year Ended 4/30/2018	$10.26	0.55%	0.51%	0.37%	1.41%	36%	$18,813
Year Ended 4/30/2017	$10.35	0.61%	0.50%	0.36%	1.21%	46%	$14,452
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	29

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.46	0.05	(0.05)	0.00(f)	(0.05)	(0.05)
Year Ended 4/30/2021	$10.25	0.14	0.21	0.35	(0.14)	(0.14)
Year Ended 4/30/2020	$10.35	0.19	(0.10)	0.09	(0.19)	(0.19)
Year Ended 4/30/2019	$10.25	0.18	0.11	0.29	(0.19)	(0.19)
Year Ended 4/30/2018	$10.36	0.15	(0.11)	0.04	(0.15)	(0.15)
Year Ended 4/30/2017(g)	$10.35	0.02	0.01(h)	0.03	(0.02)	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.41	0.01%	0.47%(c)	0.32%(c)	0.96%(c)	27%	$446,599
Year Ended 4/30/2021	$10.46	3.44%	0.48%	0.32%	1.37%	46%	$448,774
Year Ended 4/30/2020	$10.25	0.88%	0.46%(e)	0.32%(e)	1.82%	58%	$511,085
Year Ended 4/30/2019	$10.35	2.84%	0.46%	0.32%	1.78%	55%	$670,432
Year Ended 4/30/2018	$10.25	0.41%	0.46%	0.33%	1.50%	36%	$911,594
Year Ended 4/30/2017(g)	$10.36	0.33%	0.50%(c)	0.31%(c)	1.42%(c)	46%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	31

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia Short Term Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
32	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	264,298*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
34	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(113,357)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	284,092
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	37,826,231

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2021.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2021 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
36	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective through August 31, 2024, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	37

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50(a)	64,488
Class C	—	1.00(b)	250

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2024
Class A	0.66%
Advisor Class	0.41
Class C	1.41
Institutional Class	0.41
Institutional 2 Class	0.37
Institutional 3 Class	0.32
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to September 1, 2021, expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds) were excluded from the waivers/and or expense reimbursement arrangements. Reflected in the contractual cap commitment, effective through August 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
38	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
788,217,000	6,371,000	(2,245,000)	4,126,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,570,781)	(3,768,547)	(5,339,328)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $232,810,929 and $178,787,925, respectively, for the six months ended October 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	39

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
40	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At October 31, 2021, one unaffiliated shareholder of record owned 58.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	41

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
42	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	43

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
44	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Short Term Municipal Bond Fund | Semiannual Report 2021	45

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
46	Columbia Short Term Municipal Bond Fund | Semiannual Report 2021

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Columbia Short Term Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR223_04_L01_(12/21)

SemiAnnual Report
October 31, 2021
Columbia South Carolina Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia South Carolina Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia South Carolina Intermediate Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/05/92	-0.02	1.13	2.17	2.60
	Including sales charges		-3.00	-1.89	1.55	2.29
Advisor Class*		03/19/13	0.11	1.38	2.44	2.85
Class C	Excluding sales charges	06/17/92	-0.40	0.37	1.40	1.83
	Including sales charges		-1.39	-0.62	1.40	1.83
Institutional Class		01/06/92	0.01	1.29	2.42	2.84
Institutional 3 Class*		03/01/17	0.17	1.50	2.55	2.91
Bloomberg 3-15 Year Blend Municipal Bond Index			-0.12	1.93	3.11	3.46
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Effective August 24, 2021, the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index was re-branded as the Bloomberg 3–15 Year Blend Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2021)
AAA rating	9.1
AA rating	42.9
A rating	44.4
BBB rating	2.1
BB rating	0.9
Not rated	0.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	999.80	1,020.89	4.04	4.08	0.81
Advisor Class	1,000.00	1,000.00	1,001.10	1,022.14	2.79	2.82	0.56
Class C	1,000.00	1,000.00	996.00	1,017.15	7.76	7.85	1.56
Institutional Class	1,000.00	1,000.00	1,000.10	1,022.14	2.79	2.82	0.56
Institutional 3 Class	1,000.00	1,000.00	1,001.70	1,022.69	2.25	2.27	0.45
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.6%
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.030%	700,000	700,000
Total Floating Rate Notes (Cost $700,000)			700,000

Municipal Bonds 96.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.5%
Charleston County Airport District
Revenue Bonds
Series 2019
07/01/2035	5.000%	500,000	626,043
Charter Schools 0.9%
South Carolina Jobs-Economic Development Authority(c)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,087,559
Higher Education 9.1%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,334,211
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,674,064
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,159,826
Revenue Bonds
Wofford College Project
Series 2019
04/01/2037	5.000%	885,000	1,074,563
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,802,968
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Campus Village Project
Series 2021A
05/01/2037	5.000%	1,000,000	1,302,570
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,532,493
Total			10,880,695
Hospital 8.0%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,685,235
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,194,402
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,729,419
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	2,000,000	2,417,482
Revenue Bonds
McLeod Health Obligation Group
Series 2018
11/01/2033	5.000%	1,000,000	1,218,444
St. Joseph’s Candler Health System, Inc.
Series 2019
07/01/2032	5.000%	1,000,000	1,243,070
Total			9,488,052
Joint Power Authority 4.1%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2021D
01/01/2033	4.000%	1,000,000	1,179,400
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,382,830
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016A
12/01/2028	5.000%	2,000,000	2,356,272
Total			4,918,502
Local Appropriation 21.9%
Aiken County Consolidated School District
Special Obligation Revenue Bonds
Series 2019
06/01/2033	4.000%	325,000	381,936
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,640,755
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,186,314
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,162,599
City of North Charleston
Tax Allocation Bonds
Series 2019B
10/01/2027	5.000%	1,000,000	1,236,052
Tax Increment Pledge
Series 2020
10/01/2031	5.000%	300,000	389,138
County of Dorchester
Tax Allocation Bonds
Series 2020
10/01/2036	5.000%	385,000	485,062
County Square Redevelopment Corp.
Revenue Bonds
Greenville County Project
Series 2021
04/01/2029	5.000%	1,160,000	1,482,114
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,093,617
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,149,086
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,171,632
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	914,085
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,086,990
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,696,255
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	604,995
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,067,463
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,473,513
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,712,821
12/01/2030	5.000%	1,275,000	1,453,819
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,733,076
Total			26,121,322
Local General Obligation 10.8%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	1,000,000	1,157,395
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,265,103

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Charleston
Unlimited General Obligation Bonds
Transportation Sales Tax
Series 2021
11/01/2032	4.000%	1,000,000	1,248,434
County of Florence
Unlimited General Obligation Bonds
Series 2021
06/01/2028	5.000%	1,000,000	1,258,282
Georgetown County School District
Unlimited General Obligation Bonds
Series 2020
03/01/2029	5.000%	600,000	747,251
Lexington County School District No. 1
Unlimited General Obligation Bonds
Series 2020C
02/01/2031	4.000%	1,000,000	1,189,869
Unlimited General Obligation Refunding Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2031	5.000%	1,000,000	1,249,156
Richland County School District No. 2
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
03/01/2029	5.000%	1,000,000	1,273,880
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	978,525
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2018-B
03/01/2036	5.000%	1,000,000	1,256,775
Series 2019D
03/01/2037	5.000%	1,000,000	1,253,926
Total			12,878,596
Municipal Power 3.2%
City of Camden Combined Public Utility System
Refunding Revenue Bonds
Series 2020 (AGM)
03/01/2031	4.000%	1,125,000	1,378,277
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2019A
01/01/2032	5.000%	1,000,000	1,237,105
Revenue Bonds
Series 2016
01/01/2028	5.000%	500,000	583,251
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Easley Combined Utility System
Refunding Revenue Bonds
Easley Combined Utility System
Series 2019 (AGM)
12/01/2033	4.000%	500,000	588,271
Total			3,786,904
Other Utility 1.4%
Patriots Energy Group
Improvement Refunding Revenue Bonds
Gas Systems
Series 2019
06/01/2038	5.000%	1,000,000	1,229,051
Refunding Revenue Bonds
Series 2021A
06/01/2032	5.000%	350,000	454,154
Total			1,683,205
Ports 2.1%
South Carolina Ports Authority(d)
Revenue Bonds
Series 2019B
07/01/2033	5.000%	2,000,000	2,473,231
Refunded / Escrowed 9.0%
Anderson Regional Joint Water System
Prerefunded 07/15/22 Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,067,698
City of Columbia
Prerefunded 02/01/24 Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,320,162
County of Florence
Prerefunded 10/01/23 Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,089,454
County of Greenwood
Prerefunded 04/01/22 Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,784,617
Greenville County Public Facilities Corp.
Prerefunded 04/01/24 Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	988,944
North Charleston Public Facilities Corp.
Prerefunded 06/01/22 Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,343,126

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/22 Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2024	5.000%	450,000	471,460
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	594,920
Total			10,660,381
Resource Recovery 3.0%
Three Rivers Solid Waste Authority(e)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,783,351
10/01/2025	0.000%	1,835,000	1,751,792
Total			3,535,143
Retirement Communities 1.1%
South Carolina Jobs-Economic Development Authority(c)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	560,000	607,145
South Carolina Jobs-Economic Development Authority
Revenue Bonds
Bishop Gadsden Episcopal Retirement Community
Series 2019
04/01/2034	4.000%	605,000	663,253
Total			1,270,398
Special Non Property Tax 3.4%
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,088,806
05/01/2035	5.000%	1,000,000	1,135,959
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	618,467
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	740,417
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	466,377
Total			4,050,026
Special Property Tax 1.0%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,166,224
State General Obligation 4.5%
State of South Carolina
Unlimited General Obligation Bonds
Citadel Military College of South Carolina
Series 2021
04/01/2033	5.000%	1,725,000	2,290,972
04/01/2036	5.000%	1,500,000	1,975,627
Series 2014B
04/01/2025	5.000%	1,000,000	1,111,814
Total			5,378,413
Student Loan 0.3%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	305,000	305,157
Transportation 1.9%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,267,986
Water & Sewer 9.9%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,108,164
Revenue Bonds
Series 2019A
03/01/2035	5.000%	750,000	936,360
City of Charleston Waterworks & Sewer System
Refunding Revenue Bonds
Series 2021
01/01/2030	4.000%	1,000,000	1,219,081

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019
01/01/2038	5.000%	1,000,000	1,275,992
City of Columbia Stormwater System
Revenue Bonds
Green Bonds
Series 2018
02/01/2038	5.000%	350,000	431,733
City of Columbia Waterworks & Sewer System
Revenue Bonds
Series 2018
02/01/2035	4.000%	560,000	652,362
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,577,137
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	452,048
County of Richland Utility System
Refunding Revenue Bonds
Series 2020
03/01/2031	5.000%	240,000	307,588
03/01/2032	5.000%	215,000	274,628
03/01/2033	5.000%	280,000	356,830
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	499,378
Grand Strand Water & Sewer Authority
Refunding Revenue Bonds
Series 2021A
06/01/2031	5.000%	500,000	667,789
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,136,109
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	878,534
Total			11,773,733
Total Municipal Bonds (Cost $108,928,335)			114,351,570

Money Market Funds 2.4%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(f)	113,763	113,752
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(f)	2,712,586	2,712,586
Total Money Market Funds (Cost $2,826,349)		2,826,338
Total Investments in Securities (Cost: $112,454,684)		117,877,908
Other Assets & Liabilities, Net		1,109,119
Net Assets		118,987,027

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2021.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $1,694,704, which represents 1.42% of total net assets.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	700,000	—	700,000
Municipal Bonds	—	114,351,570	—	114,351,570
Money Market Funds	2,826,338	—	—	2,826,338
Total Investments in Securities	2,826,338	115,051,570	—	117,877,908
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $112,454,684)	$117,877,908
Receivable for:
Capital shares sold	90,025
Interest	1,396,749
Expense reimbursement due from Investment Manager	330
Prepaid expenses	8,171
Other assets	323
Total assets	119,373,506
Liabilities
Due to custodian	1,245
Payable for:
Capital shares purchased	33,793
Distributions to shareholders	181,745
Management services fees	1,532
Distribution and/or service fees	289
Transfer agent fees	11,559
Compensation of board members	132,887
Compensation of chief compliance officer	11
Other expenses	23,418
Total liabilities	386,479
Net assets applicable to outstanding capital stock	$118,987,027
Represented by
Paid in capital	114,062,792
Total distributable earnings (loss)	4,924,235
Total - representing net assets applicable to outstanding capital stock	$118,987,027
Class A
Net assets	$30,984,830
Shares outstanding	3,003,005
Net asset value per share	$10.32
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.64
Advisor Class
Net assets	$2,357,722
Shares outstanding	228,560
Net asset value per share	$10.32
Class C
Net assets	$2,824,183
Shares outstanding	273,471
Net asset value per share	$10.33
Institutional Class
Net assets	$74,365,306
Shares outstanding	7,204,138
Net asset value per share	$10.32
Institutional 3 Class
Net assets	$8,454,986
Shares outstanding	816,296
Net asset value per share	$10.36
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$78
Interest	1,472,281
Total income	1,472,359
Expenses:
Management services fees	278,193
Distribution and/or service fees
Class A	38,561
Class C	14,058
Transfer agent fees
Class A	17,949
Advisor Class	1,433
Class C	1,636
Institutional Class	43,256
Institutional 3 Class	278
Compensation of board members	14,996
Custodian fees	649
Printing and postage fees	5,651
Registration fees	4,157
Audit fees	14,750
Legal fees	6,661
Compensation of chief compliance officer	11
Other	5,284
Total expenses	447,523
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(69,917)
Expense reduction	(20)
Total net expenses	377,586
Net investment income	1,094,773
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	73,198
Net realized gain	73,198
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,136,854)
Net change in unrealized appreciation (depreciation)	(1,136,854)
Net realized and unrealized loss	(1,063,656)
Net increase in net assets resulting from operations	$31,117
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$1,094,773	$2,349,332
Net realized gain (loss)	73,198	(26,193)
Net change in unrealized appreciation (depreciation)	(1,136,854)	3,475,775
Net increase in net assets resulting from operations	31,117	5,798,914
Distributions to shareholders
Net investment income and net realized gains
Class A	(262,528)	(498,426)
Advisor Class	(24,042)	(61,141)
Class C	(13,260)	(43,686)
Institutional Class	(726,625)	(1,591,033)
Institutional 3 Class	(81,891)	(155,047)
Total distributions to shareholders	(1,108,346)	(2,349,333)
Increase in net assets from capital stock activity	1,011,435	8,175,212
Total increase (decrease) in net assets	(65,794)	11,624,793
Net assets at beginning of period	119,052,821	107,428,028
Net assets at end of period	$118,987,027	$119,052,821
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	151,048	1,573,918	690,013	7,188,324
Distributions reinvested	20,695	215,246	37,936	395,018
Redemptions	(112,998)	(1,178,752)	(204,025)	(2,124,918)
Net increase	58,745	610,412	523,924	5,458,424
Advisor Class
Subscriptions	35,493	366,988	78,894	813,886
Distributions reinvested	2,302	23,945	5,852	60,935
Redemptions	(100,689)	(1,047,553)	(23,509)	(244,594)
Net increase (decrease)	(62,894)	(656,620)	61,237	630,227
Class C
Subscriptions	32,446	338,370	52,882	552,095
Distributions reinvested	1,204	12,535	3,722	38,786
Redemptions	(42,248)	(441,488)	(273,576)	(2,857,515)
Net decrease	(8,598)	(90,583)	(216,972)	(2,266,634)
Institutional Class
Subscriptions	367,277	3,819,394	1,454,148	15,144,030
Distributions reinvested	18,574	193,235	35,131	366,026
Redemptions	(364,079)	(3,797,178)	(1,214,766)	(12,662,886)
Net increase	21,772	215,451	274,513	2,847,170
Institutional 3 Class
Subscriptions	114,867	1,202,132	278,574	2,920,458
Distributions reinvested	3,194	33,347	5,566	58,179
Redemptions	(28,840)	(302,704)	(140,724)	(1,472,612)
Net increase	89,221	932,775	143,416	1,506,025
Total net increase	98,246	1,011,435	786,118	8,175,212
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.41	0.09	(0.09)	0.00(c)	(0.09)	—	(0.09)
Year Ended 4/30/2021	$10.09	0.19	0.32	0.51	(0.19)	—	(0.19)
Year Ended 4/30/2020	$10.17	0.22	(0.07)	0.15	(0.23)	—	(0.23)
Year Ended 4/30/2019	$9.94	0.24	0.24	0.48	(0.25)	—	(0.25)
Year Ended 4/30/2018	$10.16	0.25	(0.20)	0.05	(0.27)	—	(0.27)
Year Ended 4/30/2017	$10.55	0.25	(0.35)	(0.10)	(0.28)	(0.01)	(0.29)
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.41	0.10	(0.09)	0.01	(0.10)	—	(0.10)
Year Ended 4/30/2021	$10.09	0.21	0.32	0.53	(0.21)	—	(0.21)
Year Ended 4/30/2020	$10.16	0.25	(0.06)	0.19	(0.26)	—	(0.26)
Year Ended 4/30/2019	$9.94	0.26	0.24	0.50	(0.28)	—	(0.28)
Year Ended 4/30/2018	$10.15	0.27	(0.19)	0.08	(0.29)	—	(0.29)
Year Ended 4/30/2017	$10.54	0.28	(0.36)	(0.08)	(0.30)	(0.01)	(0.31)
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.42	0.05	(0.09)	(0.04)	(0.05)	—	(0.05)
Year Ended 4/30/2021	$10.10	0.11	0.32	0.43	(0.11)	—	(0.11)
Year Ended 4/30/2020	$10.17	0.15	(0.07)	0.08	(0.15)	—	(0.15)
Year Ended 4/30/2019	$9.94	0.16	0.25	0.41	(0.18)	—	(0.18)
Year Ended 4/30/2018	$10.16	0.17	(0.20)	(0.03)	(0.19)	—	(0.19)
Year Ended 4/30/2017	$10.56	0.18	(0.37)	(0.19)	(0.20)	(0.01)	(0.21)
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.42	0.10	(0.10)	0.00(c)	(0.10)	—	(0.10)
Year Ended 4/30/2021	$10.09	0.21	0.33	0.54	(0.21)	—	(0.21)
Year Ended 4/30/2020	$10.17	0.25	(0.07)	0.18	(0.26)	—	(0.26)
Year Ended 4/30/2019	$9.94	0.26	0.25	0.51	(0.28)	—	(0.28)
Year Ended 4/30/2018	$10.16	0.27	(0.20)	0.07	(0.29)	—	(0.29)
Year Ended 4/30/2017	$10.56	0.28	(0.37)	(0.09)	(0.30)	(0.01)	(0.31)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.32	(0.02%)	0.92%(d)	0.81%(d),(e)	1.68%(d)	5%	$30,985
Year Ended 4/30/2021	$10.41	5.05%	0.95%	0.81%(e)	1.80%	10%	$30,657
Year Ended 4/30/2020	$10.09	1.46%	0.91%	0.81%(e)	2.15%	9%	$24,421
Year Ended 4/30/2019	$10.17	4.93%	0.93%	0.81%(e)	2.37%	9%	$21,999
Year Ended 4/30/2018	$9.94	0.43%	0.93%	0.81%(e)	2.41%	7%	$23,050
Year Ended 4/30/2017	$10.16	(0.98%)	0.98%	0.81%(e)	2.45%	11%	$21,486
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.32	0.11%	0.67%(d)	0.56%(d),(e)	1.93%(d)	5%	$2,358
Year Ended 4/30/2021	$10.41	5.31%	0.70%	0.56%(e)	2.05%	10%	$3,034
Year Ended 4/30/2020	$10.09	1.82%	0.65%	0.56%(e)	2.40%	9%	$2,322
Year Ended 4/30/2019	$10.16	5.09%	0.68%	0.56%(e)	2.62%	9%	$1,854
Year Ended 4/30/2018	$9.94	0.78%	0.68%	0.56%(e)	2.66%	7%	$1,984
Year Ended 4/30/2017	$10.15	(0.74%)	0.73%	0.56%(e)	2.71%	11%	$1,205
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.33	(0.40%)	1.67%(d)	1.56%(d),(e)	0.93%(d)	5%	$2,824
Year Ended 4/30/2021	$10.42	4.26%	1.70%	1.56%(e)	1.07%	10%	$2,940
Year Ended 4/30/2020	$10.10	0.80%	1.66%	1.56%(e)	1.41%	9%	$5,039
Year Ended 4/30/2019	$10.17	4.14%	1.68%	1.56%(e)	1.62%	9%	$8,669
Year Ended 4/30/2018	$9.94	(0.32%)	1.68%	1.56%(e)	1.66%	7%	$10,759
Year Ended 4/30/2017	$10.16	(1.81%)	1.73%	1.56%(e)	1.70%	11%	$13,698
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.32	0.01%	0.67%(d)	0.56%(d),(e)	1.93%(d)	5%	$74,365
Year Ended 4/30/2021	$10.42	5.41%	0.70%	0.56%(e)	2.05%	10%	$74,822
Year Ended 4/30/2020	$10.09	1.72%	0.66%	0.56%(e)	2.40%	9%	$69,733
Year Ended 4/30/2019	$10.17	5.19%	0.68%	0.56%(e)	2.62%	9%	$70,343
Year Ended 4/30/2018	$9.94	0.68%	0.68%	0.56%(e)	2.66%	7%	$77,773
Year Ended 4/30/2017	$10.16	(0.83%)	0.73%	0.56%(e)	2.70%	11%	$83,743
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.45	0.11	(0.09)	0.02	(0.11)	—	(0.11)
Year Ended 4/30/2021	$10.13	0.23	0.32	0.55	(0.23)	—	(0.23)
Year Ended 4/30/2020	$10.21	0.26	(0.07)	0.19	(0.27)	—	(0.27)
Year Ended 4/30/2019	$9.98	0.27	0.25	0.52	(0.29)	—	(0.29)
Year Ended 4/30/2018	$10.19	0.28	(0.19)	0.09	(0.30)	—	(0.30)
Year Ended 4/30/2017(f)	$10.13	0.05	0.06(g)	0.11	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.36	0.17%	0.56%(d)	0.45%(d)	2.04%(d)	5%	$8,455
Year Ended 4/30/2021	$10.45	5.42%	0.59%	0.45%	2.16%	10%	$7,600
Year Ended 4/30/2020	$10.13	1.83%	0.53%	0.45%	2.50%	9%	$5,913
Year Ended 4/30/2019	$10.21	5.30%	0.57%	0.45%	2.73%	9%	$852
Year Ended 4/30/2018	$9.98	0.91%	0.56%	0.45%	2.79%	7%	$747
Year Ended 4/30/2017(f)	$10.19	1.09%	0.57%(d)	0.43%(d)	2.85%(d)	11%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	19

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	5,636
Class C	—	1.00(b)	299

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2022
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 3 Class	0.45
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
112,455,000	5,759,000	(336,000)	5,423,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(457,314)	(5,520)	(462,834)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
24	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $6,183,500 and $6,047,984, respectively, for the six months ended October 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support,
26	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2021, one unaffiliated shareholder of record owned 48.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	27

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia South Carolina Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
28	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	29

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
30	Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia South Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	31

Columbia South Carolina Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR231_04_L01_(12/21)

SemiAnnual Report
October 31, 2021
Columbia North Carolina Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia North Carolina Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia North Carolina Intermediate Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/14/92	-0.30	1.06	2.04	2.37
	Including sales charges		-3.30	-2.00	1.42	2.06
Advisor Class*		03/19/13	-0.27	1.21	2.28	2.62
Class C	Excluding sales charges	12/16/92	-0.68	0.30	1.30	1.60
	Including sales charges		-1.67	-0.69	1.30	1.60
Institutional Class		12/11/92	-0.18	1.31	2.30	2.63
Institutional 3 Class*		03/01/17	-0.14	1.39	2.37	2.67
Bloomberg 3-15 Year Blend Municipal Bond Index			-0.12	1.93	3.11	3.46
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Effective August 24, 2021, the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index was re-branded as the Bloomberg 3–15 Year Blend Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2021)
AAA rating	16.2
AA rating	45.1
A rating	23.8
BBB rating	10.4
Not rated	4.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	997.00	1,020.94	3.98	4.03	0.80
Advisor Class	1,000.00	1,000.00	997.30	1,022.19	2.74	2.77	0.55
Class C	1,000.00	1,000.00	993.20	1,017.20	7.70	7.80	1.55
Institutional Class	1,000.00	1,000.00	998.20	1,022.19	2.74	2.77	0.55
Institutional 3 Class	1,000.00	1,000.00	998.60	1,022.54	2.39	2.42	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.1%
City of Charlotte Airport(a)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,474,821
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	610,713
Raleigh Durham Airport Authority(a)
Refunding Revenue Bonds
Series 2020A
05/01/2034	5.000%	1,150,000	1,439,471
05/01/2036	5.000%	2,000,000	2,490,767
Total			6,015,772
Forest Products 0.5%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,000,000	1,023,265
Higher Education 6.8%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	382,910
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,334,308
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,315,983
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
Campbell University
Series 2021A
10/01/2030	5.000%	1,115,000	1,411,812
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	489,515
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	688,917
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	606,168
04/01/2038	5.000%	500,000	603,673
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	371,401
10/01/2028	5.000%	250,000	316,817
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	234,582
10/01/2037	4.000%	300,000	350,163
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	608,429
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	459,211
04/01/2030	5.000%	250,000	294,000
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2019B
10/01/2034	5.000%	355,000	449,520
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	304,320
10/01/2034	5.000%	575,000	698,422
Series 2020B
04/01/2033	5.000%	1,000,000	1,275,873
Total			13,196,024
Hospital 5.7%
Charlotte-Mecklenburg Hospital Authority (The)
Revenue Bonds
Atrium Health
Series 2021 (Mandatory Put 12/01/28)
01/15/2050	5.000%	1,500,000	1,905,578
Series 2021 (Mandatory Put 12/01/31)
01/15/2049	5.000%	1,500,000	2,000,371
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	554,614
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,025,511
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,080,503
Revenue Bonds
CaroMont Health
Series 2021A
02/01/2036	4.000%	500,000	598,765
Rex Healthcare
Series 2015A
07/01/2032	5.000%	1,000,000	1,145,535
Series 2020A
07/01/2035	5.000%	800,000	1,008,435
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	728,276
Total			11,047,588
Joint Power Authority 4.3%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2026	5.000%	1,500,000	1,759,844
01/01/2031	5.000%	2,000,000	2,305,396
Series 2016A
01/01/2028	5.000%	1,500,000	1,770,830
Series 2019A
01/01/2032	5.000%	2,000,000	2,531,205
Total			8,367,275
Local Appropriation 18.0%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,516,700
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,171,015
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,508,904
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,168,229
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	558,158
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	836,416
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	288,112
06/01/2029	5.000%	250,000	288,321
County of Buncombe
Revenue Bonds
Series 2014A
06/01/2032	5.000%	1,635,000	1,822,939
County of Catawba
Revenue Bonds
Series 2018
12/01/2036	4.000%	1,940,000	2,286,881
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	254,942
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	475,623
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	311,974
04/01/2035	5.000%	300,000	374,357
County of Harnett
Refunding Revenue Bonds
Series 2020
12/01/2027	5.000%	375,000	465,382
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	1,110,851
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	579,288
Series 2020
06/01/2029	5.000%	525,000	675,242

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	582,357
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	790,564
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	450,350
Series 2016
10/01/2028	5.000%	1,000,000	1,192,351
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,333,124
04/01/2028	5.000%	1,290,000	1,474,737
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,808,143
Revenue Bonds
Series 2019B
10/01/2034	5.000%	500,000	630,568
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,139,188
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	345,920
06/01/2033	5.000%	350,000	439,395
Series 2021
10/01/2030	5.000%	505,000	661,286
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	1,955,492
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,348,557
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	578,873
06/01/2029	5.000%	500,000	576,945
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,771,380
Total			34,772,564
Local General Obligation 8.6%
City of Charlotte
Unlimited General Obligation Refunding Bonds
Series 2020A
06/01/2027	5.000%	725,000	893,537
City of Greensboro
Unlimited General Obligation Bonds
Series 2020B
Series 2020B
04/01/2031	5.000%	2,205,000	2,877,754
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	788,576
County of Forsyth
Unlimited General Obligation Bonds
Public Improvement
Series 2019B
03/01/2026	5.000%	1,000,000	1,189,822
County of Gaston
Unlimited General Obligation Refunding Bonds
Series 2020
02/01/2028	5.000%	1,500,000	1,869,186
02/01/2029	5.000%	1,500,000	1,909,936
County of Guilford
Unlimited General Obligation Bonds
Public Improvement
Series 2017B
05/01/2026	5.000%	1,000,000	1,195,943
County of Mecklenburg
Unlimited General Obligation Public Improvement Bonds
Series 2016B
12/01/2027	5.000%	1,180,000	1,428,502
County of Moore
Unlimited General Obligation Refunding Bonds
Series 2016
06/01/2028	5.000%	1,000,000	1,256,104
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	764,931
04/01/2024	5.000%	410,000	455,844

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,893,338
Total			16,523,473
Multi-Family 4.1%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,137,204
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,764,431
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,281,361
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	589,569
06/01/2028	5.000%	1,000,000	1,172,631
06/01/2029	5.000%	800,000	933,498
Total			7,878,694
Municipal Power 1.4%
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,346,689
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	793,944
08/01/2033	5.000%	400,000	506,486
Total			2,647,119
Refunded / Escrowed 9.2%
County of Buncombe
Prerefunded 06/01/22 Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	513,992
County of Johnston
Prerefunded 06/01/24 Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,120,163
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of New Hanover
Prerefunded 10/01/27 Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,474,716
County of Wake
Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/2026	5.125%	1,265,000	1,431,906
East Carolina University
Prerefunded 10/01/23 Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,069,962
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,096,265
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	2,000,000	2,019,164
North Carolina Medical Care Commission
Prerefunded 06/01/22 Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	1,000,000	1,027,985
Prerefunded 06/01/25 Revenue Bonds
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,159,639
Prerefunded 09/01/22 Revenue Bonds
1st Mortgage - United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,034,512
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	871,678
10/01/2024	5.000%	490,000	511,186
University of North Carolina at Charlotte (The)
Prerefunded 04/01/24 Revenue Bonds
Series 2014
04/01/2030	5.000%	1,000,000	1,112,840
University of North Carolina at Greensboro
Prerefunded 04/01/24 Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,222,346
Total			17,666,354

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 6.1%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage - United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,684,383
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	610,000	653,473
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	1,115,573
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	1,128,486
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,388,721
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	811,672
Revenue Bonds
Pennybyrn at Maryfield Project
Series 2020B-2
10/01/2024	2.500%	745,000	747,254
Presbyterian Homes Obligated Group (The)
Series 2020
10/01/2035	4.000%	650,000	742,145
The Pines at Davidson Project
Series 2019
01/01/2038	5.000%	1,000,000	1,102,420
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	1,980,510
North Carolina Medical Care Commission(b)
Refunding Revenue Bonds
Series 2021C
03/01/2028	5.000%	360,000	412,863
Total			11,767,500
Sales Tax 0.6%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,177,251
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 4.2%
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2029	1.250%	1,990,000	1,957,592
07/01/2029	1.350%	1,885,000	1,857,711
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,585,000	1,711,167
Series 2019-41 (GNMA)
07/01/2034	3.100%	660,000	700,424
Series 2019-42
07/01/2039	2.625%	980,000	1,009,342
Series 44
01/01/2027	1.950%	830,000	860,080
Total			8,096,316
State Appropriated 1.2%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,321,679
State General Obligation 3.3%
State of North Carolina
Unlimited General Obligation Bonds
Series 2020A
06/01/2029	5.000%	2,000,000	2,579,084
06/01/2030	5.000%	2,000,000	2,631,673
Unlimited General Obligation Refunding Bonds
Series 2016A
06/01/2026	5.000%	1,000,000	1,198,960
Total			6,409,717
Transportation 2.0%
State of North Carolina
Revenue Bonds
Grant Anticipation
Series 2021
03/01/2030	5.000%	1,000,000	1,296,382
Series 2019
03/01/2033	5.000%	1,250,000	1,561,891
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,026,530
Total			3,884,803

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 4.4%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,999,425
01/01/2032	5.000%	1,450,000	1,692,836
Series 2017 (AGM)
01/01/2031	5.000%	750,000	892,001
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	2,000,000	2,190,990
North Carolina Turnpike Authority(c)
Refunding Revenue Bonds
Series 2016C
07/01/2029	0.000%	750,000	595,140
Revenue Bonds
Series 2017C
07/01/2030	0.000%	550,000	414,210
07/01/2031	0.000%	1,100,000	784,917
Total			8,569,519
Water & Sewer 13.8%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2015
07/01/2024	5.000%	1,010,000	1,135,613
Series 2018
07/01/2035	4.000%	2,000,000	2,349,918
Series 2020
07/01/2036	4.000%	2,000,000	2,420,303
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	303,697
05/01/2030	5.000%	660,000	755,174
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,235,393
06/01/2023	5.250%	2,000,000	2,158,169
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	317,340
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,416,577
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	874,584
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2024	5.000%	1,300,000	1,456,570
06/01/2033	4.000%	2,165,000	2,461,089
Series 2020A
06/01/2036	4.000%	2,000,000	2,402,200
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	464,998
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,722,500
Revenue Bonds
Enterprise System
Series 2020
04/01/2033	4.000%	500,000	601,176
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	343,412
County of Lincoln Enterprise System
Refunding Revenue Bonds
Series 2020
08/01/2029	5.000%	320,000	410,485
County of Union Enterprise System
Revenue Bonds
Enterprise System
Series 2019
06/01/2031	5.000%	1,000,000	1,268,840
Series 2015
06/01/2029	5.000%	500,000	586,099
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	936,137
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	393,483
04/01/2031	5.000%	450,000	528,593
Total			26,542,350
Total Municipal Bonds (Cost $179,330,717)			187,907,263

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Money Market Funds 2.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(d)	512,827	512,775
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(d)	3,590,921	3,590,921
Total Money Market Funds (Cost $4,103,748)		4,103,696
Total Investments in Securities (Cost: $183,434,465)		192,010,959
Other Assets & Liabilities, Net		1,147,477
Net Assets		193,158,436
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents a security purchased on a when-issued basis.
(c)	Zero coupon bond.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Municipal Bonds	—	187,907,263	—	187,907,263
Money Market Funds	4,103,696	—	—	4,103,696
Total Investments in Securities	4,103,696	187,907,263	—	192,010,959
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	13

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $183,434,465)	$192,010,959
Cash	1,385
Receivable for:
Capital shares sold	72,827
Interest	2,069,319
Expense reimbursement due from Investment Manager	256
Prepaid expenses	8,754
Other assets	1,532
Total assets	194,165,032
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	412,412
Capital shares purchased	126,561
Distributions to shareholders	302,099
Management services fees	2,489
Distribution and/or service fees	186
Transfer agent fees	3,374
Compensation of board members	135,754
Compensation of chief compliance officer	18
Other expenses	23,703
Total liabilities	1,006,596
Net assets applicable to outstanding capital stock	$193,158,436
Represented by
Paid in capital	184,721,295
Total distributable earnings (loss)	8,437,141
Total - representing net assets applicable to outstanding capital stock	$193,158,436
Class A
Net assets	$17,227,552
Shares outstanding	1,636,119
Net asset value per share	$10.53
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.86
Advisor Class
Net assets	$3,595,410
Shares outstanding	342,009
Net asset value per share	$10.51
Class C
Net assets	$2,466,440
Shares outstanding	234,294
Net asset value per share	$10.53
Institutional Class
Net assets	$26,124,755
Shares outstanding	2,483,525
Net asset value per share	$10.52
Institutional 3 Class
Net assets	$143,744,279
Shares outstanding	13,623,667
Net asset value per share	$10.55
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$84
Interest	2,373,527
Total income	2,373,611
Expenses:
Management services fees	455,857
Distribution and/or service fees
Class A	22,102
Class C	12,327
Transfer agent fees
Class A	7,348
Advisor Class	1,432
Class C	1,025
Institutional Class	10,880
Institutional 3 Class	3,907
Compensation of board members	15,549
Custodian fees	790
Printing and postage fees	5,244
Registration fees	7,798
Audit fees	14,750
Legal fees	7,068
Compensation of chief compliance officer	18
Other	5,864
Total expenses	571,959
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,080)
Total net expenses	514,879
Net investment income	1,858,732
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	211,996
Net realized gain	211,996
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,448,206)
Net change in unrealized appreciation (depreciation)	(2,448,206)
Net realized and unrealized loss	(2,236,210)
Net decrease in net assets resulting from operations	$(377,478)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	15

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$1,858,732	$3,935,280
Net realized gain	211,996	106,564
Net change in unrealized appreciation (depreciation)	(2,448,206)	6,945,335
Net increase (decrease) in net assets resulting from operations	(377,478)	10,987,179
Distributions to shareholders
Net investment income and net realized gains
Class A	(146,870)	(302,590)
Advisor Class	(33,038)	(94,853)
Class C	(11,142)	(25,935)
Institutional Class	(250,590)	(492,975)
Institutional 3 Class	(1,436,628)	(3,018,926)
Total distributions to shareholders	(1,878,268)	(3,935,279)
Decrease in net assets from capital stock activity	(36,231)	(1,925,637)
Total increase (decrease) in net assets	(2,291,977)	5,126,263
Net assets at beginning of period	195,450,413	190,324,150
Net assets at end of period	$193,158,436	$195,450,413
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	32,882	350,902	204,825	2,178,359
Distributions reinvested	11,178	118,897	23,288	247,759
Redemptions	(63,358)	(671,985)	(244,823)	(2,598,491)
Net decrease	(19,298)	(202,186)	(16,710)	(172,373)
Advisor Class
Subscriptions	34,124	363,861	36,252	384,707
Distributions reinvested	3,102	32,941	8,912	94,659
Redemptions	(14,570)	(155,071)	(206,290)	(2,184,762)
Net increase (decrease)	22,656	241,731	(161,126)	(1,705,396)
Class C
Subscriptions	18,500	197,401	63,221	669,934
Distributions reinvested	931	9,907	2,088	22,197
Redemptions	(23,712)	(253,603)	(125,733)	(1,339,410)
Net decrease	(4,281)	(46,295)	(60,424)	(647,279)
Institutional Class
Subscriptions	148,316	1,579,501	478,877	5,072,731
Distributions reinvested	19,925	211,696	38,564	409,788
Redemptions	(141,455)	(1,507,379)	(370,338)	(3,931,885)
Net increase	26,786	283,818	147,103	1,550,634
Institutional 3 Class
Subscriptions	391,524	4,182,053	2,926,315	31,149,543
Distributions reinvested	2,655	28,309	5,308	56,575
Redemptions	(423,311)	(4,523,661)	(3,021,505)	(32,157,341)
Net decrease	(29,132)	(313,299)	(89,882)	(951,223)
Total net decrease	(3,269)	(36,231)	(181,039)	(1,925,637)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.65	0.09	(0.12)	(0.03)	(0.09)	(0.09)
Year Ended 4/30/2021	$10.27	0.18	0.38	0.56	(0.18)	(0.18)
Year Ended 4/30/2020	$10.33	0.21	(0.06)	0.15	(0.21)	(0.21)
Year Ended 4/30/2019	$10.14	0.24	0.19	0.43	(0.24)	(0.24)
Year Ended 4/30/2018	$10.33	0.24	(0.19)	0.05	(0.24)	(0.24)
Year Ended 4/30/2017	$10.70	0.25	(0.37)	(0.12)	(0.25)	(0.25)
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.64	0.10	(0.13)	(0.03)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.26	0.20	0.38	0.58	(0.20)	(0.20)
Year Ended 4/30/2020	$10.32	0.24	(0.06)	0.18	(0.24)	(0.24)
Year Ended 4/30/2019	$10.12	0.26	0.20	0.46	(0.26)	(0.26)
Year Ended 4/30/2018	$10.32	0.27	(0.20)	0.07	(0.27)	(0.27)
Year Ended 4/30/2017	$10.69	0.28	(0.37)	(0.09)	(0.28)	(0.28)
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.65	0.05	(0.12)	(0.07)	(0.05)	(0.05)
Year Ended 4/30/2021	$10.27	0.10	0.38	0.48	(0.10)	(0.10)
Year Ended 4/30/2020	$10.33	0.13	(0.06)	0.07	(0.13)	(0.13)
Year Ended 4/30/2019	$10.13	0.16	0.20	0.36	(0.16)	(0.16)
Year Ended 4/30/2018	$10.33	0.16	(0.20)	(0.04)	(0.16)	(0.16)
Year Ended 4/30/2017	$10.70	0.17	(0.37)	(0.20)	(0.17)	(0.17)
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.64	0.10	(0.12)	(0.02)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.26	0.20	0.38	0.58	(0.20)	(0.20)
Year Ended 4/30/2020	$10.32	0.24	(0.06)	0.18	(0.24)	(0.24)
Year Ended 4/30/2019	$10.13	0.26	0.19	0.45	(0.26)	(0.26)
Year Ended 4/30/2018	$10.32	0.27	(0.19)	0.08	(0.27)	(0.27)
Year Ended 4/30/2017	$10.69	0.28	(0.37)	(0.09)	(0.28)	(0.28)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.53	(0.30%)	0.86%(c)	0.80%(c)	1.64%(c)	6%	$17,228
Year Ended 4/30/2021	$10.65	5.45%	0.88%	0.81%	1.68%	15%	$17,634
Year Ended 4/30/2020	$10.27	1.43%	0.85%	0.81%	2.01%	7%	$17,176
Year Ended 4/30/2019	$10.33	4.26%	0.87%(d)	0.81%(d)	2.32%	23%	$16,469
Year Ended 4/30/2018	$10.14	0.48%	0.88%	0.81%	2.33%	10%	$18,035
Year Ended 4/30/2017	$10.33	(1.11%)	0.96%	0.81%	2.39%	12%	$18,246
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.51	(0.27%)	0.61%(c)	0.55%(c)	1.89%(c)	6%	$3,595
Year Ended 4/30/2021	$10.64	5.72%	0.63%	0.56%	1.93%	15%	$3,396
Year Ended 4/30/2020	$10.26	1.69%	0.60%	0.56%	2.26%	7%	$4,928
Year Ended 4/30/2019	$10.32	4.62%	0.62%(d)	0.56%(d)	2.57%	23%	$5,505
Year Ended 4/30/2018	$10.12	0.63%	0.63%	0.56%	2.57%	10%	$4,589
Year Ended 4/30/2017	$10.32	(0.86%)	0.71%	0.56%	2.64%	12%	$2,236
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.53	(0.68%)	1.61%(c)	1.55%(c)	0.89%(c)	6%	$2,466
Year Ended 4/30/2021	$10.65	4.67%	1.62%	1.55%	0.93%	15%	$2,541
Year Ended 4/30/2020	$10.27	0.68%	1.60%	1.56%	1.26%	7%	$3,070
Year Ended 4/30/2019	$10.33	3.58%	1.62%(d)	1.56%(d)	1.57%	23%	$4,096
Year Ended 4/30/2018	$10.13	(0.38%)	1.63%	1.56%	1.58%	10%	$5,338
Year Ended 4/30/2017	$10.33	(1.85%)	1.71%	1.56%	1.65%	12%	$6,682
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.52	(0.18%)	0.61%(c)	0.55%(c)	1.89%(c)	6%	$26,125
Year Ended 4/30/2021	$10.64	5.72%	0.63%	0.56%	1.93%	15%	$26,145
Year Ended 4/30/2020	$10.26	1.69%	0.60%	0.56%	2.26%	7%	$23,700
Year Ended 4/30/2019	$10.32	4.52%	0.62%(d)	0.56%(d)	2.57%	23%	$22,897
Year Ended 4/30/2018	$10.13	0.72%	0.65%	0.56%	2.55%	10%	$22,984
Year Ended 4/30/2017	$10.32	(0.86%)	0.71%	0.56%	2.65%	12%	$158,327
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.67	0.10	(0.11)	(0.01)	(0.11)	(0.11)
Year Ended 4/30/2021	$10.29	0.21	0.38	0.59	(0.21)	(0.21)
Year Ended 4/30/2020	$10.36	0.25	(0.07)	0.18	(0.25)	(0.25)
Year Ended 4/30/2019	$10.16	0.27	0.20	0.47	(0.27)	(0.27)
Year Ended 4/30/2018	$10.35	0.28	(0.19)	0.09	(0.28)	(0.28)
Year Ended 4/30/2017(e)	$10.28	0.05	0.07(f)	0.12	(0.05)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.55	(0.14%)	0.53%(c)	0.48%(c)	1.97%(c)	6%	$143,744
Year Ended 4/30/2021	$10.67	5.79%	0.55%	0.48%	2.00%	15%	$145,734
Year Ended 4/30/2020	$10.29	1.67%	0.52%	0.48%	2.34%	7%	$141,450
Year Ended 4/30/2019	$10.36	4.70%	0.53%(d)	0.48%(d)	2.65%	23%	$120,551
Year Ended 4/30/2018	$10.16	0.83%	0.54%	0.48%	2.68%	10%	$117,741
Year Ended 4/30/2017(e)	$10.35	1.15%	0.55%(c)	0.42%(c)	2.87%(c)	12%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	21

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
22	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
24	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	5,105
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2022
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 3 Class	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
183,434,000	8,963,000	(386,000)	8,577,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(528,605)	(539,861)	(1,068,466)
26	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,738,799 and $10,990,578, respectively, for the six months ended October 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be
28	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2021, two unaffiliated shareholders of record owned 87.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia North Carolina Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	31

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge, and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
32	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021	33

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
34	Columbia North Carolina Intermediate Municipal Bond Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia North Carolina Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR206_04_L01_(12/21)

SemiAnnual Report
October 31, 2021
Columbia Virginia Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Virginia Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Virginia Intermediate Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	12/05/89	-0.33	1.14	2.03	2.36
	Including sales charges		-3.29	-1.88	1.41	2.05
Advisor Class*		03/19/13	-0.20	1.40	2.32	2.63
Class C	Excluding sales charges	06/17/92	-0.70	0.39	1.28	1.60
	Including sales charges		-1.69	-0.60	1.28	1.60
Institutional Class		09/20/89	-0.20	1.40	2.28	2.62
Institutional 3 Class*		03/01/17	-0.16	1.48	2.39	2.67
Bloomberg 3-15 Year Blend Municipal Bond Index			-0.12	1.93	3.11	3.46
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Effective August 24, 2021, the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index was re-branded as the Bloomberg 3–15 Year Blend Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2021)
AAA rating	12.5
AA rating	58.8
A rating	14.4
BBB rating	8.6
BB rating	0.5
Not rated	5.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	996.70	1,020.89	4.03	4.08	0.81
Advisor Class	1,000.00	1,000.00	998.00	1,022.14	2.79	2.82	0.56
Class C	1,000.00	1,000.00	993.00	1,017.15	7.75	7.85	1.56
Institutional Class	1,000.00	1,000.00	998.00	1,022.14	2.79	2.82	0.56
Institutional 3 Class	1,000.00	1,000.00	998.40	1,022.54	2.39	2.42	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.2%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
Series 2009 (Wells Fargo Bank)
11/01/2036	0.030%	250,000	250,000
Total Floating Rate Notes (Cost $250,000)			250,000

Municipal Bonds 97.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.6%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,255,538
Metropolitan Washington Airports Authority(c)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	2,000,000	2,488,254
Forward Delivery
Series 2020A
10/01/2032	5.000%	2,000,000	2,533,536
Norfolk Airport Authority
Revenue Bonds
Series 2019
07/01/2033	5.000%	1,000,000	1,249,653
Total			7,526,981
Higher Education 7.1%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	665,000	659,335
Virginia College Building Authority
Revenue Bonds
Series 2021C
09/01/2029	5.000%	1,000,000	1,288,258
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,431,285
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Commonwealth University
Refunding Revenue Bonds
General Pledge
Series 2018A
11/01/2031	5.000%	400,000	496,236
Series 2020A
11/01/2027	5.000%	520,000	640,232
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,962,682
Total			9,478,028
Hospital 9.4%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2033	5.000%	400,000	512,051
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System
Series 2018
05/15/2026	5.000%	1,500,000	1,787,848
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,815,576
Series 2018A (Mandatory Put 11/01/28)
11/01/2048	5.000%	300,000	376,744
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligated Group
Series 2020 (Mandatory Put 07/01/30)
07/01/2053	5.000%	2,500,000	3,194,782
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,518,028
06/15/2033	5.000%	200,000	232,160
06/15/2035	5.000%	1,000,000	1,157,853
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2020
11/01/2030	5.000%	220,000	280,912
11/01/2031	5.000%	270,000	343,509
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,438,660
Total			12,658,123
Investor Owned 3.1%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Pollution Control
Series 2019 (Mandatory Put 04/01/22)
11/01/2035	1.800%	2,000,000	2,012,352
Revenue Bonds
Virginia Electric and Power Co. Project
Series 2008B (Mandatory Put 09/02/25)
11/01/2035	0.750%	1,000,000	996,952
Wise County Industrial Development Authority
Revenue Bonds
Virginia Electric & Power Co.
Series 2015A (Mandatory Put 05/31/24)
11/01/2040	1.200%	1,125,000	1,142,933
Total			4,152,237
Local Appropriation 5.4%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	175,562
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,228,996
Chesterfield County Economic Development Authority
Revenue Bonds
Series 2020F
04/01/2030	5.000%	2,000,000	2,608,051
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	896,519
Henry County Industrial Development Authority
Revenue Bonds
Public Facility Lease
Series 2018
11/01/2036	4.000%	1,000,000	1,138,106
Loudoun County Economic Development Authority
Revenue Bonds
Series 2015
12/01/2028	5.000%	1,035,000	1,174,332
Total			7,221,566
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 9.9%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,160,249
City of Harrisonburg
Unlimited General Obligation Refunding Bonds
Series 2021A
07/15/2032	5.000%	1,500,000	1,992,071
City of Norfolk
Unlimited General Obligation Bonds
Series 2021A
03/01/2035	5.000%	1,880,000	2,470,257
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,213,798
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,300,675
County of Fairfax
Unlimited General Obligation Public Improvement Bonds
Series 2019A
10/01/2035	5.000%	1,000,000	1,268,023
Virginia Public School Authority
Revenue Bonds
Series 2021
08/15/2028	5.000%	1,500,000	1,894,226
Total			13,299,299
Multi-Family 1.7%
Virginia Housing Development Authority
Revenue Bonds
Series 2020B (HUD)
03/01/2031	1.650%	1,630,000	1,615,237
Series 2020E
07/01/2035	2.100%	650,000	649,624
Total			2,264,861
Other Bond Issue 2.0%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	243,668
Series 2019
06/01/2031	5.000%	1,200,000	1,528,576

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	884,361
Total			2,656,605
Pool / Bond Bank 2.0%
Virginia Resources Authority
Refunding Revenue Bonds
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,152,000
Virginia Pooled Financing Program
Series 2019C
11/01/2033	5.000%	1,165,000	1,510,548
Total			2,662,548
Ports 1.5%
Virginia Port Authority Commonwealth Port Fund(c)
Refunding Revenue Bonds
Series 2020B
07/01/2028	5.000%	1,615,000	2,000,789
Refunded / Escrowed 13.6%
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,558,669
City of Norfolk
Prerefunded 03/01/27 Unlimited General Obligation Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,617,064
Prerefunded 08/01/28 Unlimited General Obligation Bonds
Capital Improvement
08/01/2033	5.000%	1,000,000	1,266,929
City of Suffolk
Prerefunded 02/01/24 Unlimited General Obligation Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,166,141
Greater Richmond Convention Center Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,569,999
06/15/2030	5.000%	1,540,000	1,790,962
Hampton Roads Sanitation District
Prerefunded 08/01/26 Revenue Bonds
Subordinated Series 2016A
08/01/2031	5.000%	2,000,000	2,406,321
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rappahannock Regional Jail Authority
Prerefunded 10/01/25 Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,024,735
Western Regional Jail Authority
Prerefunded 12/01/25 Revenue Bonds
Series 2015
12/01/2027	5.000%	750,000	883,131
Total			18,283,951
Retirement Communities 6.1%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,049,321
Hanover County Economic Development Authority
Refunding Revenue Bonds
Covenant Woods
Series 2018
07/01/2038	5.000%	380,000	413,333
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	210,000	213,213
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury of Richmond
Series 2020
10/01/2033	4.000%	500,000	568,277
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,500,000	1,677,441
Rockingham County Economic Development Authority
Refunding Revenue Bonds
Sunnyside Presbyterian Home
Series 2020
12/01/2039	5.000%	2,000,000	2,430,624
Virginia Small Business Financing Authority
Refunding Revenue Bonds
National Senior Campuses
Series 2020
01/01/2027	5.000%	325,000	391,108
01/01/2029	5.000%	400,000	493,188
Total			8,236,505
Sales Tax 1.7%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,229,894

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 1.5%
Hampton Roads Transportation Accountability Commission
Revenue Bonds
Senior Lien
Series 2020A
07/01/2033	5.000%	500,000	650,426
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,402,382
Total			2,052,808
Special Property Tax 4.1%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	1,003,339
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,128,751
04/01/2032	4.000%	1,000,000	1,128,015
Marquis Community Development Authority of York County(d),(e)
Revenue Bonds
Convertible
Series 2015
09/01/2045	7.500%	644,000	311,012
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	980,160
Marquis Community Development Authority of York County(f)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	184,966
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	693,612
Total			5,429,855
State Appropriated 5.0%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,703,686
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
Northern Virginia Transportation District Program
Series 2019
05/15/2031	5.000%	1,000,000	1,274,954
Virginia Public Building Authority
Revenue Bonds
Series 2018A
08/01/2035	4.000%	1,500,000	1,766,483
Series 2019A
08/01/2031	5.000%	1,500,000	1,927,140
Total			6,672,263
Transportation 10.4%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	1,000,000	1,239,123
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	567,225
Series 2018
05/15/2036	4.000%	2,000,000	2,334,032
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	3,047,585
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,417,399
Series 2018
07/01/2036	5.000%	500,000	602,390
07/01/2037	5.000%	1,000,000	1,202,604
Series 2020A
07/15/2037	5.000%	2,000,000	2,552,220
Total			13,962,578
Turnpike / Bridge / Toll Road 5.2%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2023	5.000%	1,025,000	1,057,953
07/15/2027	5.000%	1,000,000	1,030,948
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,940,309
Total			7,029,210

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.8%
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,439,345
Total Municipal Bonds (Cost $125,739,332)			130,257,446

Money Market Funds 1.9%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(g)	108,438	108,427
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(g)	2,366,547	2,366,547
Total Money Market Funds (Cost $2,474,985)		2,474,974
Total Investments in Securities (Cost: $128,464,317)		132,982,420
Other Assets & Liabilities, Net		1,110,053
Net Assets		134,092,473
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $311,012, which represents 0.23% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	250,000	—	250,000
Municipal Bonds	—	130,257,446	—	130,257,446
Money Market Funds	2,474,974	—	—	2,474,974
Total Investments in Securities	2,474,974	130,507,446	—	132,982,420
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	11

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $128,464,317)	$132,982,420
Cash	784
Receivable for:
Capital shares sold	174,553
Interest	1,406,572
Expense reimbursement due from Investment Manager	262
Prepaid expenses	8,333
Other assets	1,844
Total assets	134,574,768
Liabilities
Payable for:
Capital shares purchased	66,962
Distributions to shareholders	243,029
Management services fees	1,736
Distribution and/or service fees	259
Transfer agent fees	4,220
Compensation of board members	142,461
Compensation of chief compliance officer	13
Other expenses	23,615
Total liabilities	482,295
Net assets applicable to outstanding capital stock	$134,092,473
Represented by
Paid in capital	129,189,708
Total distributable earnings (loss)	4,902,765
Total - representing net assets applicable to outstanding capital stock	$134,092,473
Class A
Net assets	$30,239,745
Shares outstanding	2,846,966
Net asset value per share	$10.62
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.95
Advisor Class
Net assets	$3,206,731
Shares outstanding	301,684
Net asset value per share	$10.63
Class C
Net assets	$1,900,082
Shares outstanding	178,721
Net asset value per share	$10.63
Institutional Class
Net assets	$22,565,102
Shares outstanding	2,124,755
Net asset value per share	$10.62
Institutional 3 Class
Net assets	$76,180,813
Shares outstanding	7,155,852
Net asset value per share	$10.65
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$100
Interest	1,879,912
Total income	1,880,012
Expenses:
Management services fees	321,115
Distribution and/or service fees
Class A	37,038
Class C	9,588
Transfer agent fees
Class A	13,881
Advisor Class	1,052
Class C	899
Institutional Class	11,080
Institutional 3 Class	2,137
Compensation of board members	15,573
Custodian fees	662
Printing and postage fees	5,860
Registration fees	7,976
Audit fees	14,750
Legal fees	6,770
Compensation of chief compliance officer	13
Other	5,449
Total expenses	453,843
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(58,088)
Expense reduction	(20)
Total net expenses	395,735
Net investment income	1,484,277
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	471,648
Net realized gain	471,648
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,255,013)
Net change in unrealized appreciation (depreciation)	(2,255,013)
Net realized and unrealized loss	(1,783,365)
Net decrease in net assets resulting from operations	$(299,088)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$1,484,277	$3,364,877
Net realized gain	471,648	74,407
Net change in unrealized appreciation (depreciation)	(2,255,013)	4,565,772
Net increase (decrease) in net assets resulting from operations	(299,088)	8,005,056
Distributions to shareholders
Net investment income and net realized gains
Class A	(291,154)	(573,166)
Advisor Class	(24,939)	(35,603)
Class C	(11,575)	(27,718)
Institutional Class	(262,204)	(618,517)
Institutional 3 Class	(911,226)	(2,249,860)
Total distributions to shareholders	(1,501,098)	(3,504,864)
Decrease in net assets from capital stock activity	(6,337,201)	(1,298,995)
Total increase (decrease) in net assets	(8,137,387)	3,201,197
Net assets at beginning of period	142,229,860	139,028,663
Net assets at end of period	$134,092,473	$142,229,860
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	219,663	2,360,388	622,057	6,699,388
Distributions reinvested	18,287	196,224	32,201	346,743
Redemptions	(124,813)	(1,341,924)	(225,524)	(2,426,151)
Net increase	113,137	1,214,688	428,734	4,619,980
Advisor Class
Subscriptions	172,039	1,859,572	174,907	1,885,006
Distributions reinvested	1,801	19,291	3,278	35,337
Redemptions	(79,495)	(856,179)	(34,679)	(366,346)
Net increase	94,345	1,022,684	143,506	1,553,997
Class C
Subscriptions	10,172	109,802	52,738	569,956
Distributions reinvested	1,041	11,178	2,435	26,241
Redemptions	(14,788)	(159,351)	(62,256)	(671,157)
Net decrease	(3,575)	(38,371)	(7,083)	(74,960)
Institutional Class
Subscriptions	141,565	1,524,243	470,262	5,051,695
Distributions reinvested	18,904	202,871	40,814	439,425
Redemptions	(288,290)	(3,104,929)	(613,050)	(6,610,693)
Net decrease	(127,821)	(1,377,815)	(101,974)	(1,119,573)
Institutional 3 Class
Subscriptions	236,008	2,542,320	781,373	8,440,077
Distributions reinvested	3,929	42,271	7,327	79,105
Redemptions	(903,751)	(9,742,978)	(1,370,751)	(14,797,621)
Net decrease	(663,814)	(7,158,387)	(582,051)	(6,278,439)
Total net decrease	(587,728)	(6,337,201)	(118,868)	(1,298,995)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.76	0.10	(0.13)	(0.03)	(0.11)	—	(0.11)
Year Ended 4/30/2021	$10.43	0.22	0.34	0.56	(0.22)	(0.01)	(0.23)
Year Ended 4/30/2020	$10.55	0.26	(0.11)	0.15	(0.27)	(0.00)(e)	(0.27)
Year Ended 4/30/2019	$10.44	0.27	0.21	0.48	(0.29)	(0.08)	(0.37)
Year Ended 4/30/2018	$10.79	0.27	(0.31)	(0.04)	(0.28)	(0.03)	(0.31)
Year Ended 4/30/2017	$11.18	0.28	(0.34)	(0.06)	(0.30)	(0.03)	(0.33)
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.77	0.12	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended 4/30/2021	$10.43	0.25	0.35	0.60	(0.25)	(0.01)	(0.26)
Year Ended 4/30/2020	$10.55	0.29	(0.12)	0.17	(0.29)	(0.00)(e)	(0.29)
Year Ended 4/30/2019	$10.44	0.30	0.20	0.50	(0.31)	(0.08)	(0.39)
Year Ended 4/30/2018	$10.79	0.30	(0.31)	(0.01)	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2017	$11.18	0.31	(0.34)	(0.03)	(0.33)	(0.03)	(0.36)
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.77	0.06	(0.14)	(0.08)	(0.06)	—	(0.06)
Year Ended 4/30/2021	$10.44	0.14	0.34	0.48	(0.14)	(0.01)	(0.15)
Year Ended 4/30/2020	$10.55	0.18	(0.10)	0.08	(0.19)	(0.00)(e)	(0.19)
Year Ended 4/30/2019	$10.45	0.20	0.19	0.39	(0.21)	(0.08)	(0.29)
Year Ended 4/30/2018	$10.80	0.19	(0.31)	(0.12)	(0.20)	(0.03)	(0.23)
Year Ended 4/30/2017	$11.19	0.20	(0.34)	(0.14)	(0.22)	(0.03)	(0.25)
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.76	0.12	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended 4/30/2021	$10.43	0.25	0.34	0.59	(0.25)	(0.01)	(0.26)
Year Ended 4/30/2020	$10.54	0.29	(0.11)	0.18	(0.29)	(0.00)(e)	(0.29)
Year Ended 4/30/2019	$10.44	0.30	0.20	0.50	(0.32)	(0.08)	(0.40)
Year Ended 4/30/2018	$10.79	0.30	(0.31)	(0.01)	(0.31)	(0.03)	(0.34)
Year Ended 4/30/2017	$11.18	0.31	(0.34)	(0.03)	(0.33)	(0.03)	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.62	(0.33%)	0.90%(c)	0.81%(c),(d)	1.94%(c)	7%	$30,240
Year Ended 4/30/2021	$10.76	5.42%	0.91%	0.81%	2.07%	10%	$29,427
Year Ended 4/30/2020	$10.43	1.35%	0.87%	0.81%	2.47%	12%	$24,036
Year Ended 4/30/2019	$10.55	4.69%	0.88%	0.81%(d)	2.63%	13%	$23,706
Year Ended 4/30/2018	$10.44	(0.39%)	0.89%	0.81%(d)	2.55%	14%	$27,005
Year Ended 4/30/2017	$10.79	(0.51%)	0.95%	0.81%	2.56%	7%	$28,168
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.63	(0.20%)	0.64%(c)	0.56%(c),(d)	2.18%(c)	7%	$3,207
Year Ended 4/30/2021	$10.77	5.78%	0.66%	0.56%	2.31%	10%	$2,233
Year Ended 4/30/2020	$10.43	1.60%	0.61%	0.55%	2.70%	12%	$666
Year Ended 4/30/2019	$10.55	4.95%	0.63%	0.56%(d)	2.87%	13%	$274
Year Ended 4/30/2018	$10.44	(0.14%)	0.63%	0.56%(d)	2.80%	14%	$1,823
Year Ended 4/30/2017	$10.79	(0.26%)	0.70%	0.56%	2.81%	7%	$812
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.63	(0.70%)	1.65%(c)	1.56%(c),(d)	1.19%(c)	7%	$1,900
Year Ended 4/30/2021	$10.77	4.63%	1.66%	1.56%	1.32%	10%	$1,964
Year Ended 4/30/2020	$10.44	0.69%	1.62%	1.56%	1.73%	12%	$1,976
Year Ended 4/30/2019	$10.55	3.81%	1.63%	1.56%(d)	1.88%	13%	$2,786
Year Ended 4/30/2018	$10.45	(1.13%)	1.64%	1.56%(d)	1.79%	14%	$3,824
Year Ended 4/30/2017	$10.80	(1.25%)	1.70%	1.56%	1.82%	7%	$4,938
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.62	(0.20%)	0.65%(c)	0.56%(c),(d)	2.19%(c)	7%	$22,565
Year Ended 4/30/2021	$10.76	5.68%	0.66%	0.56%	2.32%	10%	$24,243
Year Ended 4/30/2020	$10.43	1.70%	0.62%	0.55%	2.72%	12%	$24,546
Year Ended 4/30/2019	$10.54	4.86%	0.63%	0.56%(d)	2.88%	13%	$22,698
Year Ended 4/30/2018	$10.44	(0.15%)	0.65%	0.56%(d)	2.76%	14%	$29,199
Year Ended 4/30/2017	$10.79	(0.26%)	0.70%	0.56%	2.82%	7%	$161,853
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.79	0.12	(0.14)	(0.02)	(0.12)	—	(0.12)
Year Ended 4/30/2021	$10.45	0.26	0.35	0.61	(0.26)	(0.01)	(0.27)
Year Ended 4/30/2020	$10.57	0.30	(0.12)	0.18	(0.30)	(0.00)(e)	(0.30)
Year Ended 4/30/2019	$10.46	0.31	0.21	0.52	(0.33)	(0.08)	(0.41)
Year Ended 4/30/2018	$10.82	0.31	(0.32)	(0.01)	(0.32)	(0.03)	(0.35)
Year Ended 4/30/2017(f)	$10.75	0.05	0.08(g)	0.13	(0.06)	—	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.65	(0.16%)	0.56%(c)	0.48%(c)	2.28%(c)	7%	$76,181
Year Ended 4/30/2021	$10.79	5.86%	0.58%	0.47%	2.40%	10%	$84,363
Year Ended 4/30/2020	$10.45	1.69%	0.53%	0.47%	2.81%	12%	$87,804
Year Ended 4/30/2019	$10.57	5.04%	0.54%	0.47%	2.97%	13%	$88,421
Year Ended 4/30/2018	$10.46	(0.13%)	0.54%	0.48%	2.91%	14%	$102,071
Year Ended 4/30/2017(f)	$10.82	1.17%	0.55%(c)	0.42%(c)	3.04%(c)	7%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	19

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia Virginia Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
20	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
22	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	5,104
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through August 31, 2022
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 3 Class	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
128,464,000	7,229,000	(2,711,000)	4,518,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,966,087 and $15,306,468, respectively, for the six months ended October 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
24	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
26	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2021, one unaffiliated shareholder of record owned 63.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	27

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Virginia Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
28	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	29

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
30	Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
Columbia Virginia Intermediate Municipal Bond Fund | Semiannual Report 2021	31

Columbia Virginia Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR239_04_L01_(12/21)

SemiAnnual Report
October 31, 2021
Columbia California Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia California Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia California Intermediate Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income exempt from U.S. federal income tax and California individual income tax, consistent with moderate fluctuation of principal.
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2012
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	09/09/02	0.03	1.91	2.38	3.15
	Including sales charges		-2.96	-1.17	1.75	2.84
Advisor Class*		03/19/13	0.15	2.16	2.63	3.42
Class C	Excluding sales charges	09/11/02	-0.45	1.05	1.61	2.38
	Including sales charges		-1.44	0.05	1.61	2.38
Institutional Class		08/19/02	0.06	2.06	2.63	3.41
Institutional 2 Class*		11/08/12	0.08	2.12	2.68	3.48
Institutional 3 Class*		03/01/17	0.20	2.26	2.75	3.47
Bloomberg California 3-15 Year Blend Municipal Bond Index			-0.35	1.14	2.88	3.55
Bloomberg 3-15 Year Blend Municipal Bond Index			-0.12	1.93	3.11	3.46
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg California 3-15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of investment-grade bonds issued from the state of California and its municipalities. Effective August 24, 2021, the Bloomberg Barclays California 3-15 Year Blend Municipal Bond Index was re-branded as the Bloomberg California 3-15 Year Blend Municipal Bond Index.
The Bloomberg 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding. Effective August 24, 2021, the Bloomberg Barclays 3–15 Year Blend Municipal Bond Index was re-branded as the Bloomberg 3–15 Year Blend Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at October 31, 2021)
AAA rating	3.8
AA rating	51.6
A rating	30.2
BBB rating	10.8
BB rating	1.8
Not rated	1.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2021 — October 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.30	1,021.24	3.69	3.73	0.74
Advisor Class	1,000.00	1,000.00	1,001.50	1,022.49	2.45	2.47	0.49
Class C	1,000.00	1,000.00	995.50	1,017.50	7.41	7.49	1.49
Institutional Class	1,000.00	1,000.00	1,000.60	1,022.49	2.44	2.47	0.49
Institutional 2 Class	1,000.00	1,000.00	1,000.80	1,022.74	2.19	2.22	0.44
Institutional 3 Class	1,000.00	1,000.00	1,002.00	1,022.99	1.95	1.97	0.39
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
October 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.1%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
Series 2013A2 (State Street)
05/01/2034	0.010%	335,000	335,000
Total Floating Rate Notes (Cost $335,000)			335,000

Municipal Bonds 98.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 10.5%
City of Los Angeles Department of Airports
Refunding Revenue Bonds
Subordinated Series 2015C
05/15/2029	5.000%	2,410,000	2,773,313
Subordinated Series 2019C
05/15/2035	5.000%	3,975,000	5,003,975
05/15/2037	5.000%	2,250,000	2,818,280
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	402,195
05/15/2030	5.000%	500,000	607,343
City of Los Angeles Department of Airports(c)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2019
05/15/2038	5.000%	3,500,000	4,297,307
Senior Series 2020C
05/15/2038	5.000%	3,000,000	3,740,575
County of Orange Airport
Refunding Revenue Bonds
Series 2019A
07/01/2029	5.000%	200,000	243,807
Series 2019B
07/01/2029	5.000%	275,000	335,234
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	2,059,948
Subordinated Series 2018E
07/01/2034	5.000%	1,000,000	1,226,153
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,206,954
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014C
03/01/2030	5.000%	2,500,000	2,755,004
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,204,757
07/01/2034	5.000%	700,000	841,834
San Diego County Regional Airport Authority(c)
Refunding Revenue Bonds
Subordinated Series 2019B
07/01/2036	5.000%	1,540,000	1,896,970
Subordinated Series 2020
07/01/2036	5.000%	495,000	618,200
07/01/2039	5.000%	400,000	495,721
San Francisco City & County Airport Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,352,296
San Francisco Airport Commission Project
Series 2019
05/01/2036	5.000%	3,205,000	3,999,164
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Refunding Revenue Bonds
Series 2019H
05/01/2026	5.000%	1,140,000	1,347,226
Series 2020A-2
05/01/2039	4.000%	750,000	861,611
Revenue Bonds
Series 2019E
05/01/2037	5.000%	4,000,000	4,916,025
Total			47,003,892
Charter Schools 3.8%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2019
11/01/2039	5.000%	275,000	333,816
California School Finance Authority(d)
Refunding Revenue Bonds
Aspire Public School
Series 2016
08/01/2029	5.000%	1,000,000	1,139,561
08/01/2030	5.000%	1,380,000	1,568,092
08/01/2031	5.000%	850,000	963,719
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	3,400,000	3,825,764
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,122,844
Series 2018
08/01/2038	5.000%	1,000,000	1,177,455
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,402,298
Series 2017
07/01/2037	5.000%	3,090,000	3,600,201
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	1,200,000	1,290,634
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	655,456
Total			17,079,840
Disposal 0.2%
California Municipal Finance Authority(d)
Revenue Bonds
Waste Management, Inc.
Series 2009A (Mandatory Put 02/03/25)
02/01/2039	1.300%	750,000	760,318
Health Services 0.1%
California Municipal Finance Authority
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2035	4.000%	500,000	575,183
Higher Education 6.2%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,752,603
04/01/2035	5.000%	2,000,000	2,355,794
Series 2018-A
12/01/2036	5.000%	1,000,000	1,212,267
Revenue Bonds
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,148,147
Green Bonds - Loyola Marymount University
Series 2018
10/01/2036	5.000%	760,000	927,144
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	451,764
04/01/2026	5.000%	1,000,000	1,139,704
Biola University
Series 2017
10/01/2031	5.000%	540,000	641,301
10/01/2032	5.000%	615,000	729,328
10/01/2033	5.000%	625,000	738,985
10/01/2034	5.000%	570,000	672,250
California Lutheran University
Series 2018
10/01/2035	5.000%	225,000	272,106
10/01/2036	5.000%	250,000	301,712
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	546,994
10/01/2028	5.000%	840,000	903,685
National University
Series 2019A
04/01/2035	5.000%	1,780,000	2,187,479
04/01/2036	5.000%	1,120,000	1,372,564
University of San Diego
Series 2019A
10/01/2037	5.000%	1,200,000	1,494,067
California Municipal Finance Authority(d)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,088,788
California Statewide Communities Development Authority(d)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,344,142
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	480,000	500,861
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	355,000	370,805
University of California
Refunding Revenue Bonds
Series 2020BE
05/15/2037	4.000%	2,665,000	3,168,759

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of California(e)
Refunding Revenue Bonds
Series 2022S
05/15/2030	5.000%	2,000,000	2,576,444
Total			27,897,693
Hospital 11.7%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,176,151
Children’s Hospital of Orange County
Series 2019
11/01/2030	5.000%	810,000	1,050,642
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,715,512
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	354,609
Providence St. Joseph Health System
Series 2019 (Mandatory Put 10/01/25)
10/01/2039	5.000%	2,500,000	2,931,318
Series 2019 (Mandatory Put 10/01/27)
10/01/2039	5.000%	2,775,000	3,428,242
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,230,773
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	3,017,952
02/01/2034	5.000%	500,000	603,600
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,334,465
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	336,946
Series 2017
11/15/2034	5.000%	250,000	305,424
11/15/2035	5.000%	270,000	329,527
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,687,929
Sutter Health
Series 2018A
11/15/2034	5.000%	1,000,000	1,229,552
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,371,992
Series 2017A
02/01/2033	5.000%	2,770,000	3,310,939
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Hospital
Series 2021
10/15/2027	4.000%	400,000	462,678
10/15/2028	4.000%	360,000	422,446
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,326,063
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,561,298
Revenue Bonds
Emanate Health
Series 2020A
04/01/2026	5.000%	570,000	674,475
Green - Marin General Hospital Project
Series 2018
08/01/2033	5.000%	425,000	506,486
08/01/2034	5.000%	650,000	773,086
Kaiser Permanente
Series 2019 (Mandatory Put 11/01/29)
04/01/2038	5.000%	2,500,000	3,228,696
04/01/2045	5.000%	5,000,000	6,457,392
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,383,442
Methodist Hospital of Southern California
Series 2018
01/01/2036	5.000%	3,000,000	3,585,862
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	597,132
01/01/2036	4.000%	1,000,000	1,115,170
Total			52,509,799

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Human Service Provider 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,302,647
Joint Power Authority 0.9%
Middle Fork Project Finance Authority
Refunding Revenue Bonds
Series 2020
04/01/2030	5.000%	1,200,000	1,511,192
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,767,632
Southern California Public Power Authority
Refunding Revenue Bonds
Milford Wind Corridor Phase II Project Green Bonds
Series 2021
07/01/2029	5.000%	600,000	777,091
Total			4,055,915
Local Appropriation 2.4%
Anaheim Public Financing Authority
Refunding Revenue Bonds
Anaheim Public Improvement Projects
Series 2019 BAM
09/01/2031	5.000%	1,470,000	1,825,173
Los Angeles County Public Works Financing Authority
Revenue Bonds
Green Bonds - LACMA Building for the Permanent Collection Project
Series 2020A
12/01/2037	4.000%	2,415,000	2,885,027
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,244,617
11/01/2028	5.000%	1,155,000	1,207,927
San Rafael Joint Powers Financing Authority
Revenue Bonds
Public Safety Facilities Project
Series 2018
06/01/2033	5.000%	850,000	1,050,614
06/01/2034	5.000%	775,000	957,135
South San Francisco Public Facilities Financing Authority
Revenue Bonds
Police Station Project
Series 2020A
06/01/2034	4.000%	410,000	494,932
Total			10,665,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 8.1%
Chula Vista Elementary School District(f)
Unlimited General Obligation Bonds
BAN Series 2019
08/01/2023	0.000%	1,150,000	1,141,475
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,161,133
Compton Unified School District
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2029	5.000%	650,000	787,198
Compton Unified School District(f)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	2,008,633
06/01/2024	0.000%	1,925,000	1,891,552
Conejo Valley Unified School District
Unlimited General Obligation Bonds
Series 2018B
08/01/2032	4.000%	2,000,000	2,345,181
Corona-Norco Unified School District
Unlimited General Obligation Bonds
Election 2014
Series 2018B
08/01/2034	4.000%	500,000	584,010
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,627,215
Lodi Unified School District
Unlimited General Obligation Bonds
Election of 2016
Series 2020
08/01/2034	4.000%	750,000	867,046
08/01/2035	4.000%	600,000	692,794
Long Beach Unified School District(f)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	1,023,747
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election 2008
Series 2018B-1
07/01/2032	5.000%	4,000,000	4,915,127

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Monterey Peninsula Community College District(f)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,896,706
Napa Valley Community College District(g)
Unlimited General Obligation Refunding Bonds
Series 2018
08/01/2034	4.000%	1,595,000	1,780,563
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	754,967
Palomar Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	2,136,305
Pomona Unified School District(f)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	756,483
Rancho Santiago Community College District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	3,160,650
Rescue Union School District(f)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	1,041,005
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2020D-2
07/01/2035	4.000%	1,000,000	1,210,990
Santa Monica Community College District
Unlimited General Obligation Bonds
Election 2016
Series 2018A
08/01/2034	4.000%	500,000	586,119
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,130,497
08/01/2032	5.000%	1,500,000	1,679,626
Total			36,179,022
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 1.0%
California Housing Finance
Revenue Bonds
Series 2019-2 Class A
03/20/2033	4.000%	1,166,059	1,365,268
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	449,666
Caritas Affordable Housing
Series 2014
08/15/2030	5.000%	1,000,000	1,085,760
California Statewide Communities Development Authority
Revenue Bonds
Lancer Educational Student Housing Project
Series 2019
06/01/2034	5.000%	375,000	450,547
Series 2017
05/15/2032	5.000%	1,000,000	1,196,426
Total			4,547,667
Municipal Power 5.6%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,521,406
City of Riverside Electric
Refunding Revenue Bonds
Series 2019A
10/01/2037	5.000%	1,000,000	1,254,273
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	2,870,260
11/01/2023	5.000%	1,040,000	1,043,728
Los Angeles Department of Water & Power System
Refunding Revenue Bonds
Series 2018A
07/01/2035	5.000%	1,750,000	2,145,714
Series 2019B
07/01/2031	5.000%	5,000,000	6,334,477
Revenue Bonds
Power System
Series 2014D
07/01/2033	5.000%	1,700,000	1,901,291
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,222,976

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sacramento Municipal Utility District
Revenue Bonds
Electric
Series 2020H
08/15/2033	5.000%	2,000,000	2,620,696
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	948,963
01/01/2031	5.000%	1,000,000	1,115,299
Series 2020
01/01/2038	5.000%	1,650,000	2,095,190
Total			25,074,273
Other Bond Issue 1.2%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	449,227
09/01/2034	4.000%	600,000	672,126
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	385,412
02/01/2033	4.000%	500,000	548,783
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	709,682
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	409,486
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,217,071
Total			5,391,787
Pool / Bond Bank 0.6%
California Infrastructure & Economic Development Bank
Revenue Bonds
Green Bonds
Series 2019
10/01/2031	5.000%	2,120,000	2,677,570
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 3.0%
City of Long Beach Harbor(c)
Refunding Revenue Bonds
Private Activity
Series 2020B
05/15/2024	5.000%	5,000,000	5,549,363
City of Long Beach Harbor
Revenue Bonds
Series 2019A
05/15/2036	5.000%	700,000	882,258
Port Commission of the City & County of San Francisco
Refunding Revenue Bonds
Series 2020A
03/01/2037	4.000%	315,000	369,448
03/01/2038	4.000%	405,000	473,325
03/01/2039	4.000%	1,260,000	1,469,261
Port of Los Angeles(c)
Refunding Revenue Bonds
Private Activity
Series 2019A
08/01/2025	5.000%	1,750,000	2,019,925
Port of Oakland(c)
Refunding Revenue Bonds
Intermediate Lien
Series 2021
05/01/2029	5.000%	500,000	628,868
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,077,688
09/01/2028	5.000%	1,100,000	1,185,008
Total			13,655,144
Prepaid Gas 1.5%
California Community Choice Financing Authority
Revenue Bonds
Green Bonds
Series 2021B-1 (Mandatory Put 08/01/2031)
02/01/2052	4.000%	3,500,000	4,203,584
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	1,970,000	2,428,748
Total			6,632,332
Recreation 0.4%
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,760,045

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 5.7%
California Educational Facilities Authority
Revenue Bonds
University of Southern California
Series 2009C Escrowed to Maturity
10/01/2024	5.250%	3,000,000	3,429,346
California School Finance Authority(d)
Prerefunded 08/01/25 Revenue Bonds
Aspire Public School
Series 2016
08/01/2029	5.000%	100,000	116,651
08/01/2030	5.000%	125,000	145,814
08/01/2031	5.000%	75,000	87,488
California State Public Works Board
Prerefunded 11/01/22 Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,572,136
California Statewide Communities Development Authority
Prerefunded 10/01/24 Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,128,635
Chino Public Financing Authority
Prerefunded 09/01/22 Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,111,837
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,652,668
La Quinta Redevelopment Agency Successor Agency
Prerefunded 09/01/23 Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,629,395
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	725,281
Poway Unified School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,839,965
09/01/2029	5.000%	1,195,000	1,242,236
Semitropic Improvement District
Prerefunded 12/01/22 Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	2,995,875
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	551,177
09/01/2028	5.000%	520,000	540,332
09/01/2029	5.000%	595,000	618,774
09/01/2029	5.000%	585,000	607,874
West Contra Costa Unified School District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
Series 2012
08/01/2027	5.000%	2,365,000	2,450,050
Total			25,445,534
Retirement Communities 5.2%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Odd Fellows Home of California
Series 2012A
04/01/2032	5.000%	4,750,000	5,046,856
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	355,315
07/01/2029	5.000%	300,000	343,166
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2034	4.000%	500,000	563,306
10/01/2035	4.000%	1,000,000	1,125,101
Mt. San Antonio Gardens Project
Series 2019
11/15/2039	5.000%	1,000,000	1,160,175
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	473,060
11/15/2030	5.000%	600,000	736,430
11/15/2032	5.000%	850,000	1,056,803
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds - TEMPS 70
Series 2021
11/15/2028	2.375%	2,000,000	2,016,429
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,896,814
10/01/2026	5.000%	1,000,000	1,152,082

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,554,800
Front Porch Communities & Services
Series 2017
04/01/2030	5.000%	150,000	179,081
Series 2021
04/01/2038	4.000%	750,000	869,118
04/01/2039	4.000%	750,000	866,958
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,079,884
Viamonte Senior Living 1, Inc.
Series 2018
07/01/2035	4.000%	300,000	342,586
07/01/2036	4.000%	430,000	489,900
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,040,028
Total			23,347,892
Sales Tax 1.1%
California Statewide Communities Development Authority
Certificate of Participation
Total Road Improvement Program
Series 2018B (AGM)
12/01/2035	5.000%	1,405,000	1,759,468
City of Sacramento Transient Occupancy
Revenue Bonds
Convention Center Complex
Subordinated Series 2018
06/01/2035	5.000%	615,000	734,782
06/01/2036	5.000%	1,180,000	1,406,539
Los Angeles County Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Junior Subordinated Series 2020
06/01/2037	4.000%	1,000,000	1,198,796
Total			5,099,585
Special Non Property Tax 0.2%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2033	4.000%	415,000	457,808
06/01/2034	4.000%	250,000	275,856
Total			733,664
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 13.0%
Carson Public Financing Authority
Revenue Bonds
Series 2019
09/02/2026	5.000%	650,000	765,802
City & County of San Francisco Community Facilities District No. 2016-1
Special Tax Bonds
Series 2021
09/01/2041	4.000%	745,000	836,324
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,295,000	1,519,941
Special Assessment Refunding Bonds
Series 2019
09/02/2031	5.000%	325,000	413,931
09/02/2032	5.000%	340,000	430,470
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	962,751
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	625,000	649,962
09/01/2027	5.000%	800,000	831,609
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,616,360
09/01/2026	5.000%	1,000,000	1,121,065
09/01/2027	5.000%	1,000,000	1,118,206
09/01/2030	5.000%	815,000	909,096
09/01/2031	5.000%	590,000	657,762
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,210,367
10/01/2031	5.000%	1,640,000	1,904,309
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	599,342
05/01/2033	5.000%	1,000,000	1,198,032

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,332,564
09/01/2031	5.000%	2,720,000	3,072,408
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	591,203
09/01/2030	5.000%	625,000	696,973
09/01/2032	5.000%	625,000	696,432
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	985,000	1,096,963
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	6,060,000	6,824,936
Oakland Redevelopment Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2013
09/01/2022	5.000%	2,000,000	2,072,867
Oakley Redevelopment Agency
Refunding Tax Allocation Bonds
Oakley Redevelopment Project Area
Series 2018 (BAM)
09/01/2032	5.000%	335,000	412,533
09/01/2033	5.000%	730,000	897,468
09/01/2034	5.000%	500,000	613,339
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,069,275
10/01/2030	5.000%	350,000	419,307
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,164,016
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	780,819
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,460,054
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,737,026
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	325,536
08/01/2031	5.000%	355,000	419,444
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	791,626
08/01/2032	5.000%	580,000	684,397
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	251,140
08/01/2030	5.000%	175,000	195,215
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,121,008
08/01/2029	5.000%	1,000,000	1,135,620
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	329,600
12/01/2024	5.000%	400,000	457,417
Transbay Joint Powers Authority
Senior Tax Allocation Bonds
Green Bonds
Series 2020A
10/01/2033	5.000%	500,000	636,888
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,383,789
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,578,338
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	653,013
09/01/2026	5.000%	700,000	814,015
Total			58,460,558

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 4.3%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2020C
03/01/2033	5.000%	1,800,000	2,303,642
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,009,556
Series 2015A
06/01/2028	5.000%	1,175,000	1,353,564
Various Capital Projects
Series 2013I
11/01/2028	5.250%	3,000,000	3,285,061
Series 2014E
09/01/2030	5.000%	1,500,000	1,688,374
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,373,132
California State Public Works Board(e)
Refunding Revenue Bonds
Various Purpose
Series 2022A
08/01/2036	5.000%	4,000,000	5,121,507
Total			19,134,836
State General Obligation 3.4%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2031	5.000%	1,000,000	1,269,590
Series 2020
11/01/2034	4.000%	1,000,000	1,205,690
Various Purpose
Series 2021
10/01/2039	4.000%	2,500,000	2,988,562
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,366,430
Series 2019
10/01/2025	5.000%	2,435,000	2,853,036
Series 2021
12/01/2030	5.000%	1,800,000	2,380,923
Various Purpose
Series 2020
03/01/2033	5.000%	1,000,000	1,289,784
Total			15,354,015
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 1.9%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2030	5.000%	250,000	322,196
06/01/2032	5.000%	250,000	318,695
06/01/2033	5.000%	250,000	317,661
06/01/2034	4.000%	200,000	237,179
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,441,221
Tobacco Securitization Authority of Northern California
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2032	5.000%	400,000	514,703
06/01/2033	5.000%	500,000	641,189
Tobacco Securitization Authority of Southern California
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2030	5.000%	1,220,000	1,552,159
Total			8,345,003
Transportation 0.5%
Peninsula Corridor Joint Powers Board
Refunding Revenue Bonds
Series 2019A
10/01/2036	5.000%	315,000	393,141
10/01/2037	5.000%	300,000	373,517
San Diego Association of Governments
Revenue Bonds
Green Bonds - Mid Coast Corridor
Series 2019
11/15/2027	1.800%	1,500,000	1,559,473
Total			2,326,131
Turnpike / Bridge / Toll Road 2.1%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,313,129
Foothill-Eastern Transportation Corridor Agency(f)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,738,472
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	3,000,000	3,105,734

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Riverside County Transportation Commission
Refunding Revenue Bonds
RCTC 91 Express Lanes
Series 2021
06/01/2038	4.000%	375,000	441,196
Total			9,598,531
Water & Sewer 3.2%
Beaumont Public Improvement Authority
Revenue Bonds
Series 2018-A (AGM)
09/01/2033	5.000%	500,000	593,489
09/01/2035	5.000%	830,000	982,397
City of Riverside Water
Refunding Revenue Bonds
Series 2019A
10/01/2032	5.000%	1,500,000	1,916,129
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	815,681
11/15/2026	5.000%	1,000,000	1,172,216
Livermore Valley Water Financing Authority
Refunding Revenue Bonds
Series 2018A
07/01/2034	4.000%	920,000	1,058,476
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2024	5.000%	1,050,000	1,194,308
Mountain House Public Financing Authority
Revenue Bonds
Green Bonds
Subordinated Series 2020B (BAM)
12/01/2035	4.000%	1,000,000	1,188,719
Santa Paula Utility Authority
Refunding Revenue Bonds
Series 2019 (AGM)
02/01/2034	4.000%	575,000	662,131
02/01/2036	4.000%	1,325,000	1,513,100
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,675,902
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Union Sanitary District Financing Author
Revenue Bonds
Series 2020A
09/01/2037	4.000%	400,000	481,854
09/01/2038	4.000%	325,000	390,398
09/01/2039	4.000%	600,000	719,109
Total			14,363,909
Total Municipal Bonds (Cost $415,134,055)			439,978,210

Municipal Short Term 2.2%
Issue Description	Yield	Principal Amount ($)	Value ($)
Local General Obligation 2.2%
City of Los Angeles
Revenue Notes
TRAN Series 2021
06/23/2022	4.000%	5,000,000	5,124,691
County of Los Angeles
Revenue Notes
TRAN Series 2021
06/30/2022	4.000%	2,000,000	2,051,370
San Diego Unified School District
Revenue Notes
TRAN Series 2021A
06/30/2022	4.000%	2,465,000	2,528,146
Total			9,704,207
Total Municipal Short Term (Cost $9,706,270)			9,704,207

Money Market Funds 0.5%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	147,825	147,810
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(h)	2,251,554	2,251,554
Total Money Market Funds (Cost $2,399,378)		2,399,364
Total Investments in Securities (Cost: $427,574,703)		452,416,781
Other Assets & Liabilities, Net		(3,920,790)
Net Assets		448,495,991

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of October 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2021, the total value of these securities amounted to $22,521,864, which represents 5.02% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	Zero coupon bond.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2021.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
TRAN	Tax and Revenue Anticipation Note
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
October 31, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	335,000	—	335,000
Municipal Bonds	—	439,978,210	—	439,978,210
Municipal Short Term	—	9,704,207	—	9,704,207
Money Market Funds	2,399,364	—	—	2,399,364
Total Investments in Securities	2,399,364	450,017,417	—	452,416,781
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities
October 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $427,574,703)	$452,416,781
Cash	2,624
Receivable for:
Capital shares sold	476,590
Interest	4,933,300
Expense reimbursement due from Investment Manager	1,265
Prepaid expenses	10,612
Other assets	3,884
Total assets	457,845,056
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	7,450,720
Capital shares purchased	899,228
Distributions to shareholders	811,248
Management services fees	5,753
Distribution and/or service fees	471
Transfer agent fees	43,946
Compensation of board members	110,536
Compensation of chief compliance officer	43
Other expenses	27,120
Total liabilities	9,349,065
Net assets applicable to outstanding capital stock	$448,495,991
Represented by
Paid in capital	428,194,999
Total distributable earnings (loss)	20,300,992
Total - representing net assets applicable to outstanding capital stock	$448,495,991
Class A
Net assets	$45,999,035
Shares outstanding	4,336,192
Net asset value per share	$10.61
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.94
Advisor Class
Net assets	$3,090,724
Shares outstanding	292,195
Net asset value per share	$10.58
Class C
Net assets	$5,544,879
Shares outstanding	523,028
Net asset value per share	$10.60
Institutional Class
Net assets	$375,581,798
Shares outstanding	35,486,943
Net asset value per share	$10.58
Institutional 2 Class
Net assets	$11,941,317
Shares outstanding	1,131,716
Net asset value per share	$10.55
Institutional 3 Class
Net assets	$6,338,238
Shares outstanding	599,330
Net asset value per share	$10.58
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	19

Statement of Operations
Six Months Ended October 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$257
Interest	6,089,489
Total income	6,089,746
Expenses:
Management services fees	1,073,797
Distribution and/or service fees
Class A	59,183
Class C	33,286
Transfer agent fees
Class A	26,157
Advisor Class	1,630
Class C	3,693
Institutional Class	212,136
Institutional 2 Class	3,748
Institutional 3 Class	248
Compensation of board members	15,860
Custodian fees	1,349
Printing and postage fees	7,033
Registration fees	11,134
Audit fees	14,750
Legal fees	8,500
Compensation of chief compliance officer	42
Other	8,075
Total expenses	1,480,621
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(260,716)
Expense reduction	(20)
Total net expenses	1,219,885
Net investment income	4,869,861
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	188,108
Net realized gain	188,108
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(4,692,825)
Net change in unrealized appreciation (depreciation)	(4,692,825)
Net realized and unrealized loss	(4,504,717)
Net increase in net assets resulting from operations	$365,144
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
Operations
Net investment income	$4,869,861	$10,626,944
Net realized gain	188,108	185,992
Net change in unrealized appreciation (depreciation)	(4,692,825)	20,199,703
Net increase in net assets resulting from operations	365,144	31,012,639
Distributions to shareholders
Net investment income and net realized gains
Class A	(455,562)	(688,337)
Advisor Class	(32,192)	(64,148)
Class C	(38,964)	(119,563)
Institutional Class	(4,182,010)	(9,327,171)
Institutional 2 Class	(148,250)	(294,403)
Institutional 3 Class	(66,665)	(133,322)
Total distributions to shareholders	(4,923,643)	(10,626,944)
Increase (decrease) in net assets from capital stock activity	1,516,535	(11,808,581)
Total increase (decrease) in net assets	(3,041,964)	8,577,114
Net assets at beginning of period	451,537,955	442,960,841
Net assets at end of period	$448,495,991	$451,537,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2021 (Unaudited)		April 30, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,969,883	21,138,215	781,435	8,350,473
Distributions reinvested	36,241	388,095	55,054	587,853
Redemptions	(870,454)	(9,305,139)	(703,175)	(7,481,214)
Net increase	1,135,670	12,221,171	133,314	1,457,112
Advisor Class
Subscriptions	44,313	474,052	84,581	900,844
Distributions reinvested	3,005	32,078	5,999	63,904
Redemptions	(32,280)	(345,452)	(44,041)	(469,445)
Net increase	15,038	160,678	46,539	495,303
Class C
Subscriptions	3,311	35,527	27,785	296,107
Distributions reinvested	3,408	36,487	9,709	103,608
Redemptions	(198,887)	(2,130,859)	(337,458)	(3,599,661)
Net decrease	(192,168)	(2,058,845)	(299,964)	(3,199,946)
Institutional Class
Subscriptions	1,238,437	13,257,791	6,464,387	68,605,365
Distributions reinvested	103,469	1,105,360	216,565	2,307,750
Redemptions	(2,152,977)	(23,029,495)	(7,845,171)	(83,207,549)
Net decrease	(811,071)	(8,666,344)	(1,164,219)	(12,294,434)
Institutional 2 Class
Subscriptions	71,598	764,128	357,324	3,811,786
Distributions reinvested	13,915	148,250	27,703	294,403
Redemptions	(198,461)	(2,106,343)	(205,282)	(2,165,875)
Net increase (decrease)	(112,948)	(1,193,965)	179,745	1,940,314
Institutional 3 Class
Subscriptions	118,292	1,265,235	273,185	2,915,379
Distributions reinvested	6,205	66,227	12,411	132,126
Redemptions	(25,864)	(277,622)	(304,786)	(3,254,435)
Net increase (decrease)	98,633	1,053,840	(19,190)	(206,930)
Total net increase (decrease)	133,154	1,516,535	(1,123,775)	(11,808,581)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

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Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.71	0.10	(0.10)	0.00(c)	(0.10)	(0.10)
Year Ended 4/30/2021	$10.24	0.22	0.47	0.69	(0.22)	(0.22)
Year Ended 4/30/2020	$10.46	0.24	(0.22)	0.02	(0.24)	(0.24)
Year Ended 4/30/2019	$10.23	0.27	0.23	0.50	(0.27)	(0.27)
Year Ended 4/30/2018	$10.38	0.27	(0.15)	0.12	(0.27)	(0.27)
Year Ended 4/30/2017	$10.72	0.26	(0.34)	(0.08)	(0.26)	(0.26)
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.68	0.12	(0.10)	0.02	(0.12)	(0.12)
Year Ended 4/30/2021	$10.21	0.25	0.47	0.72	(0.25)	(0.25)
Year Ended 4/30/2020	$10.43	0.27	(0.22)	0.05	(0.27)	(0.27)
Year Ended 4/30/2019	$10.20	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2018	$10.36	0.29	(0.16)	0.13	(0.29)	(0.29)
Year Ended 4/30/2017	$10.69	0.29	(0.33)	(0.04)	(0.29)	(0.29)
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.71	0.06	(0.11)	(0.05)	(0.06)	(0.06)
Year Ended 4/30/2021	$10.23	0.14	0.48	0.62	(0.14)	(0.14)
Year Ended 4/30/2020	$10.46	0.16	(0.23)	(0.07)	(0.16)	(0.16)
Year Ended 4/30/2019	$10.22	0.20	0.24	0.44	(0.20)	(0.20)
Year Ended 4/30/2018	$10.38	0.19	(0.16)	0.03	(0.19)	(0.19)
Year Ended 4/30/2017	$10.72	0.18	(0.34)	(0.16)	(0.18)	(0.18)
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.69	0.12	(0.11)	0.01	(0.12)	(0.12)
Year Ended 4/30/2021	$10.21	0.25	0.48	0.73	(0.25)	(0.25)
Year Ended 4/30/2020	$10.44	0.27	(0.23)	0.04	(0.27)	(0.27)
Year Ended 4/30/2019	$10.21	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2018	$10.36	0.29	(0.15)	0.14	(0.29)	(0.29)
Year Ended 4/30/2017	$10.70	0.28	(0.33)	(0.05)	(0.29)	(0.29)
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.66	0.12	(0.11)	0.01	(0.12)	(0.12)
Year Ended 4/30/2021	$10.18	0.26	0.48	0.74	(0.26)	(0.26)
Year Ended 4/30/2020	$10.41	0.27	(0.22)	0.05	(0.28)	(0.28)
Year Ended 4/30/2019	$10.18	0.30	0.23	0.53	(0.30)	(0.30)
Year Ended 4/30/2018	$10.33	0.30	(0.15)	0.15	(0.30)	(0.30)
Year Ended 4/30/2017	$10.67	0.29	(0.34)	(0.05)	(0.29)	(0.29)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2021 (Unaudited)	$10.61	0.03%	0.86%(d)	0.74%(d),(e)	1.90%(d)	3%	$45,999
Year Ended 4/30/2021	$10.71	6.80%	0.87%	0.75%(e)	2.09%	5%	$34,289
Year Ended 4/30/2020	$10.24	0.17%	0.86%	0.75%(e)	2.30%	6%	$31,402
Year Ended 4/30/2019	$10.46	5.00%	0.87%	0.74%(e)	2.67%	17%	$31,998
Year Ended 4/30/2018	$10.23	1.10%	0.88%	0.74%(e)	2.56%	5%	$27,341
Year Ended 4/30/2017	$10.38	(0.75%)	0.92%	0.74%(e)	2.45%	17%	$31,273
Advisor Class
Six Months Ended 10/31/2021 (Unaudited)	$10.58	0.15%	0.61%(d)	0.49%(d),(e)	2.16%(d)	3%	$3,091
Year Ended 4/30/2021	$10.68	7.08%	0.62%	0.50%(e)	2.34%	5%	$2,961
Year Ended 4/30/2020	$10.21	0.41%	0.61%	0.50%(e)	2.54%	6%	$2,354
Year Ended 4/30/2019	$10.43	5.28%	0.62%	0.49%(e)	2.92%	17%	$2,254
Year Ended 4/30/2018	$10.20	1.25%	0.63%	0.49%(e)	2.83%	5%	$1,931
Year Ended 4/30/2017	$10.36	(0.42%)	0.67%	0.49%(e)	2.71%	17%	$903
Class C
Six Months Ended 10/31/2021 (Unaudited)	$10.60	(0.45%)	1.61%(d)	1.49%(d),(e)	1.16%(d)	3%	$5,545
Year Ended 4/30/2021	$10.71	6.11%	1.62%	1.50%(e)	1.35%	5%	$7,658
Year Ended 4/30/2020	$10.23	(0.68%)	1.61%	1.50%(e)	1.54%	6%	$10,387
Year Ended 4/30/2019	$10.46	4.32%	1.62%	1.49%(e)	1.92%	17%	$11,161
Year Ended 4/30/2018	$10.22	0.25%	1.63%	1.49%(e)	1.81%	5%	$13,508
Year Ended 4/30/2017	$10.38	(1.49%)	1.67%	1.49%(e)	1.71%	17%	$15,503
Institutional Class
Six Months Ended 10/31/2021 (Unaudited)	$10.58	0.06%	0.61%(d)	0.49%(d),(e)	2.16%(d)	3%	$375,582
Year Ended 4/30/2021	$10.69	7.18%	0.62%	0.50%(e)	2.34%	5%	$388,017
Year Ended 4/30/2020	$10.21	0.31%	0.61%	0.50%(e)	2.54%	6%	$382,665
Year Ended 4/30/2019	$10.44	5.27%	0.62%	0.49%(e)	2.92%	17%	$343,276
Year Ended 4/30/2018	$10.21	1.35%	0.63%	0.49%(e)	2.82%	5%	$365,455
Year Ended 4/30/2017	$10.36	(0.51%)	0.67%	0.49%(e)	2.71%	17%	$371,130
Institutional 2 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.55	0.08%	0.55%(d)	0.44%(d)	2.21%(d)	3%	$11,941
Year Ended 4/30/2021	$10.66	7.26%	0.56%	0.44%	2.40%	5%	$13,265
Year Ended 4/30/2020	$10.18	0.37%	0.55%	0.44%	2.60%	6%	$10,846
Year Ended 4/30/2019	$10.41	5.34%	0.56%	0.43%	2.98%	17%	$10,662
Year Ended 4/30/2018	$10.18	1.42%	0.56%	0.42%	2.89%	5%	$7,363
Year Ended 4/30/2017	$10.33	(0.42%)	0.55%	0.41%	2.80%	17%	$4,867
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	25

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.68	0.12	(0.10)	0.02	(0.12)	(0.12)
Year Ended 4/30/2021	$10.21	0.26	0.47	0.73	(0.26)	(0.26)
Year Ended 4/30/2020	$10.43	0.28	(0.22)	0.06	(0.28)	(0.28)
Year Ended 4/30/2019	$10.20	0.31	0.23	0.54	(0.31)	(0.31)
Year Ended 4/30/2018	$10.35	0.30	(0.15)	0.15	(0.30)	(0.30)
Year Ended 4/30/2017(f)	$10.27	0.05	0.08	0.13	(0.05)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2021 (Unaudited)	$10.58	0.20%	0.51%(d)	0.39%(d)	2.26%(d)	3%	$6,338
Year Ended 4/30/2021	$10.68	7.19%	0.51%	0.39%	2.45%	5%	$5,348
Year Ended 4/30/2020	$10.21	0.52%	0.50%	0.39%	2.64%	6%	$5,307
Year Ended 4/30/2019	$10.43	5.39%	0.51%	0.38%	3.02%	17%	$3,231
Year Ended 4/30/2018	$10.20	1.46%	0.52%	0.38%	2.95%	5%	$866
Year Ended 4/30/2017(f)	$10.35	1.27%	0.52%(d)	0.36%(d)	2.98%(d)	17%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements
October 31, 2021 (Unaudited)
Note 1. Organization
Columbia California Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
28	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
30	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
For the six months ended October 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	12,706
Class C	—	1.00(b)	56

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	September 1, 2021 through August 31, 2022	Prior to September 1, 2021
Class A	0.75%	0.75%
Advisor Class	0.50	0.50
Class C	1.50	1.50
Institutional Class	0.50	0.50
Institutional 2 Class	0.45	0.44
Institutional 3 Class	0.40	0.39
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
427,575,000	25,321,000	(479,000)	24,842,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,408,702)	(214,548)	(4,623,250)
32	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $12,410,092 and $16,465,092, respectively, for the six months ended October 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended October 31, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be
34	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At October 31, 2021, one unaffiliated shareholder of record owned 61.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 11.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
October 31, 2021 (Unaudited)
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
36	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia California Intermediate Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	37

Approval of Management Agreement  (continued)

Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
38	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement provided for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021	39

Approval of Management Agreement  (continued)

On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
40	Columbia California Intermediate Municipal Bond Fund | Semiannual Report 2021

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Columbia California Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR122_04_L01_(12/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	December 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	December 21, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	December 21, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	December 21, 2021